JPMorgan Global Bond Opportunities Fund
Schedule of Portfolio Investments as of November 30, 2022
(Unaudited)
THE “UNAUDITED MUTUAL FUNDS HOLDINGS” LIST (“the
List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS
NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR
SALES LITERATURE WITH THE GENERAL PUBLIC. The list is
submitted for the general information of the shareholders of the Fund.
It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center.
The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2022.

JPMorgan Global Bond Opportunities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — 62.6%
Australia — 0.5%
Commonwealth Bank of Australia 3.78%, 3/14/2032 (a)	1,085	891
Glencore Funding LLC
2.50%, 9/1/2030 (a)	3,363	2,729
2.85%, 4/27/2031 (a)	7,500	6,177
2.63%, 9/23/2031 (a)	4,594	3,657
Westpac Banking Corp.
(USD ICE Swap Rate 5 Year + 2.24%), 4.32%, 11/23/2031 (b)	900	822
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.00%), 4.11%, 7/24/2034 (b)	980	836
		15,112
Austria — 0.1%
ams-OSRAM AG
6.00%, 7/31/2025 (c)	EUR 2,310	2,262
7.00%, 7/31/2025 (a)	1,235	1,135
		3,397
Belgium — 0.5%
Anheuser-Busch Cos. LLC 4.90%, 2/1/2046	4,955	4,635
Anheuser-Busch InBev Worldwide, Inc. 4.44%, 10/6/2048	3,631	3,189
KBC Group NV (EUR Swap Annual 5 Year + 4.69%), 4.75%, 3/5/2024 (b) (c) (d) (e)	EUR 1,400	1,406
Ontex Group NV 3.50%, 7/15/2026 (c)	EUR 1,300	1,116
Sarens Finance Co. NV 5.75%, 2/21/2027 (c)	EUR 1,900	1,493
Solvay Finance SACA (EUR Swap Annual 5 Year + 3.70%), 5.42%, 11/12/2023 (b) (c) (d) (e)	EUR 2,071	2,148
Telenet Finance Luxembourg Notes SARL 3.50%, 3/1/2028 (c)	EUR 2,000	1,909
		15,896
Brazil — 0.6%
Guara Norte SARL 5.20%, 6/15/2034 (a)	4,030	3,313
Klabin Austria GmbH 7.00%, 4/3/2049 (c)	2,991	2,829
MV24 Capital BV 6.75%, 6/1/2034 (a)	2,862	2,526
Nexa Resources SA 5.38%, 5/4/2027 (c)	4,523	4,174
Suzano Austria GmbH
3.75%, 1/15/2031	806	670
7.00%, 3/16/2047 (c)	1,660	1,648
Vale Overseas Ltd. 3.75%, 7/8/2030	3,038	2,647
		17,807
Canada — 1.3%
1011778 BC ULC
3.88%, 1/15/2028 (a)	1,840	1,642
4.00%, 10/15/2030 (a)	975	821
Bank of Nova Scotia (The) (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.05%), 4.59%, 5/4/2037 (b)	5,585	4,816
Canadian Pacific Railway Co.
2.45%, 12/2/2031	1,620	1,350
3.00%, 12/2/2041	760	572
3.10%, 12/2/2051	1,720	1,209
Emera US Finance LP 2.64%, 6/15/2031	6,984	5,513
Emera, Inc. Series 16-A, (ICE LIBOR USD 3 Month + 5.44%), 6.75%, 6/15/2076 (b)	1,903	1,801

JPMorgan Global Bond Opportunities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Canada — continued
GFL Environmental, Inc.
3.75%, 8/1/2025 (a)	385	360
4.00%, 8/1/2028 (a)	2,110	1,810
4.38%, 8/15/2029 (a)	400	343
NOVA Chemicals Corp.
5.00%, 5/1/2025 (a)	570	537
5.25%, 6/1/2027 (a)	1,033	927
Precision Drilling Corp. 7.13%, 1/15/2026 (a)	684	670
Toronto-Dominion Bank (The) 4.11%, 6/8/2027	9,410	9,087
TransCanada PipeLines Ltd. 3.75%, 10/16/2023	4,090	4,034
Transcanada Trust Series 16-A, (ICE LIBOR USD 3 Month + 4.64%), 5.87%, 8/15/2076 (b)	988	927
Videotron Ltd. 5.38%, 6/15/2024 (a)	1,300	1,287
		37,706
Chile — 0.2%
Alfa Desarrollo SpA 4.55%, 9/27/2051 (a)	4,507	3,282
Empresa de Transporte de Pasajeros Metro SA 4.70%, 5/7/2050 (a)	2,890	2,273
Kenbourne Invest SA 6.88%, 11/26/2024 (a)	1,715	1,581
		7,136
China — 0.6%
Country Garden Holdings Co. Ltd. 3.13%, 10/22/2025 (c)	6,408	3,012
Huarong Finance 2017 Co. Ltd. 4.25%, 11/7/2027 (c)	3,620	2,959
Huarong Finance 2019 Co. Ltd.
(ICE LIBOR USD 3 Month + 1.13%), 5.82%, 2/24/2023 (b) (c)	1,880	1,873
2.13%, 9/30/2023 (c)	1,865	1,772
3.75%, 5/29/2024 (c)	1,860	1,721
Longfor Group Holdings Ltd. 4.50%, 1/16/2028 (c)	3,780	2,750
NXP BV 3.25%, 5/11/2041	4,080	2,885
TI Automotive Finance plc 3.75%, 4/15/2029 (c)	EUR 1,513	1,216
		18,188
Colombia — 0.1%
AI Candelaria Spain SA
7.50%, 12/15/2028 (c)	1,200	1,119
5.75%, 6/15/2033 (a)	1,869	1,360
		2,479
Denmark — 0.1%
Danske Bank A/S (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.45%), 3.77%, 3/28/2025 (a) (b)	1,306	1,257
DKT Finance ApS 7.00%, 6/17/2023 (c)	EUR 800	811
		2,068
France — 3.2%
Accor SA (EUR Swap Annual 5 Year + 4.56%), 4.37%, 1/30/2024 (b) (c) (d) (e)	EUR 600	587
Altice France SA
5.88%, 2/1/2027 (c)	EUR 1,550	1,452
3.38%, 1/15/2028 (c)	EUR 2,159	1,786
4.13%, 1/15/2029 (c)	EUR 595	490
5.50%, 10/15/2029 (a)	1,745	1,399

JPMorgan Global Bond Opportunities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
France — continued
Banijay Entertainment SASU 3.50%, 3/1/2025 (c)	EUR 1,249	1,232
Banijay Group SAS 6.50%, 3/1/2026 (c)	EUR 1,500	1,487
Banque Federative du Credit Mutuel SA 3.75%, 7/20/2023 (a)	7,670	7,594
BPCE SA
5.15%, 7/21/2024 (a)	8,195	8,036
4.88%, 4/1/2026 (a)	1,880	1,794
(SOFR + 1.31%), 2.28%, 1/20/2032 (a) (b)	3,640	2,714
(SOFR + 1.73%), 3.12%, 10/19/2032 (a) (b)	1,765	1,289
Casino Guichard Perrachon SA 4.50%, 3/7/2024 (c) (f)	EUR 1,700	1,557
CGG SA 7.75%, 4/1/2027 (c)	EUR 1,176	1,026
Chrome Bidco SASU 3.50%, 5/31/2028 (c)	EUR 1,645	1,502
Chrome Holdco SASU 5.00%, 5/31/2029 (c)	EUR 952	787
Credit Agricole SA
3.25%, 10/4/2024 (a)	1,062	1,024
(SOFR + 0.89%), 1.25%, 1/26/2027 (a) (b)	827	721
(EUR Swap Annual 5 Year + 4.37%), 4.00%, 12/23/2027 (b) (c) (d) (e)	EUR 1,000	937
Electricite de France SA
(EUR Swap Annual 12 Year + 3.04%), 5.00%, 1/22/2026 (b) (c) (d) (e)	EUR 2,000	1,945
(EUR Swap Annual 5 Year + 3.37%), 2.87%, 12/15/2026 (b) (c) (d) (e)	EUR 1,000	864
(EUR Swap Annual 5 Year + 3.20%), 3.00%, 9/3/2027 (b) (c) (d) (e)	EUR 1,800	1,503
(EUR Swap Annual 5 Year + 3.97%), 3.38%, 6/15/2030 (b) (c) (d) (e)	EUR 800	625
Elis SA 2.88%, 2/15/2026 (c)	EUR 2,300	2,298
Faurecia SE
2.63%, 6/15/2025 (c)	EUR 650	632
3.13%, 6/15/2026 (c)	EUR 1,850	1,750
2.38%, 6/15/2027 (c)	EUR 4,100	3,584
3.75%, 6/15/2028 (c)	EUR 700	633
Iliad Holding SASU
5.13%, 10/15/2026 (c)	EUR 493	491
5.63%, 10/15/2028 (c)	EUR 1,860	1,807
La Financiere Atalian SASU
4.00%, 5/15/2024 (c)	EUR 500	446
5.13%, 5/15/2025 (c)	EUR 1,116	993
Loxam SAS
4.50%, 2/15/2027 (a)	EUR 1,136	1,091
4.50%, 2/15/2027 (c)	EUR 1,000	960
Lune Holdings SARL 5.63%, 11/15/2028 (c)	EUR 1,599	1,374
Orange SA
(EUR Swap Annual 5 Year + 2.36%), 2.38%, 1/15/2025 (b) (c) (d) (e)	EUR 1,400	1,379
(EURIBOR ICE Swap Rate 5 Year + 2.18%), 1.75%, 12/19/2026 (b) (c) (d) (e)	EUR 1,000	921
Orano SA 4.88%, 9/23/2024	EUR 1,200	1,270
Paprec Holding SA 3.50%, 7/1/2028 (c)	EUR 1,073	960
Parts Europe SA 6.50%, 7/16/2025 (c)	EUR 1,256	1,313
Quatrim SASU 5.88%, 1/15/2024 (c)	EUR 1,726	1,752
Renault SA
1.25%, 6/24/2025 (c)	EUR 1,500	1,427
2.00%, 9/28/2026 (c)	EUR 1,700	1,565

JPMorgan Global Bond Opportunities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
France — continued
1.13%, 10/4/2027 (c)	EUR 1,300	1,102
Societe Generale SA
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 5.39%), 9.38%, 5/22/2028 (a) (b) (d) (e)	2,408	2,471
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.51%), 5.38%, 11/18/2030 (a) (b) (d) (e)	3,175	2,493
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.60%), 3.34%, 1/21/2033 (a) (b)	5,032	3,938
SPIE SA 3.13%, 3/22/2024 (c)	EUR 3,200	3,301
TotalEnergies Capital International SA
2.83%, 1/10/2030	4,885	4,356
3.13%, 5/29/2050	800	578
TotalEnergies SE (EUR Swap Annual 5 Year + 1.77%), 1.75%, 4/4/2024 (b) (c) (d) (e)	EUR 4,000	3,948
Vallourec SA
8.50%, 6/30/2026 (c)	EUR 600	620
Series IAI, 8.50%, 6/30/2026	EUR 527	544
		92,348
Germany — 2.2%
Adler Pelzer Holding GmbH 4.13%, 4/1/2024 (c)	EUR 300	262
BK LC Lux Finco1 SARL 5.25%, 4/30/2029 (c)	EUR 2,369	2,194
Cheplapharm Arzneimittel GmbH 3.50%, 2/11/2027 (c)	EUR 3,020	2,812
CT Investment GmbH 5.50%, 4/15/2026 (c)	EUR 1,025	939
Deutsche Bank AG
(SOFR + 2.16%), 2.22%, 9/18/2024 (b)	10,770	10,333
(SOFR + 2.26%), 3.74%, 1/7/2033 (b)	5,480	3,912
Deutsche Lufthansa AG
2.88%, 2/11/2025 (c)	EUR 1,200	1,185
3.00%, 5/29/2026 (c)	EUR 4,000	3,783
Deutsche Telekom International Finance BV 2.49%, 9/19/2023 (a)	2,655	2,601
Douglas GmbH 6.00%, 4/8/2026 (c)	EUR 3,100	2,668
IHO Verwaltungs GmbH 3.88% (Cash), 5/15/2027 (c) (g) (h)	EUR 2,000	1,812
Kirk Beauty SUN GmbH 8.25% (PIK), 10/1/2026 (c) (g)	EUR 1,657	1,012
LANXESS AG (EUR Swap Annual 5 Year + 4.51%), 4.50%, 12/6/2076 (b) (c)	EUR 850	869
Nidda BondCo GmbH 5.00%, 9/30/2025 (c)	EUR 2,825	2,456
Nidda Healthcare Holding GmbH 3.50%, 9/30/2024 (c)	EUR 2,100	2,089
Renk AG 5.75%, 7/15/2025 (c)	EUR 1,492	1,410
Schaeffler AG
2.88%, 3/26/2027 (c)	EUR 2,800	2,754
3.38%, 10/12/2028 (c)	EUR 600	566
Techem Verwaltungsgesellschaft 675 mbH 2.00%, 7/15/2025 (c)	EUR 3,000	2,881
thyssenkrupp AG
1.88%, 3/6/2023 (c)	EUR 400	412
2.88%, 2/22/2024 (c)	EUR 2,600	2,650
TK Elevator Holdco GmbH 6.63%, 7/15/2028 (c)	EUR 900	773
TK Elevator Midco GmbH 4.38%, 7/15/2027 (c)	EUR 1,316	1,204
TUI Cruises GmbH 6.50%, 5/15/2026 (c)	EUR 833	709
Volkswagen International Finance NV (EUR Swap Annual 5 Year + 3.75%), 3.50%, 6/17/2025 (b) (c) (d) (e)	EUR 700	674
Volkswagen Leasing GmbH 0.63%, 7/19/2029 (c)	EUR 3,100	2,596
WEPA Hygieneprodukte GmbH 2.88%, 12/15/2027 (c)	EUR 500	422

JPMorgan Global Bond Opportunities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Germany — continued
ZF Europe Finance BV
2.00%, 2/23/2026 (c)	EUR 2,400	2,213
2.50%, 10/23/2027 (c)	EUR 1,700	1,512
ZF Finance GmbH
3.00%, 9/21/2025 (c)	EUR 1,300	1,268
2.25%, 5/3/2028 (c)	EUR 500	424
3.75%, 9/21/2028 (c)	EUR 2,400	2,138
		63,533
Greece — 0.4%
Alpha Bank SA 2.50%, 2/5/2023 (c)	EUR 10,700	11,131
India — 0.3%
Greenko Dutch BV 3.85%, 3/29/2026 (a)	2,085	1,780
Greenko Power II Ltd. 4.30%, 12/13/2028 (a)	5,367	4,587
NTPC Ltd. 3.75%, 4/3/2024 (c)	2,540	2,475
		8,842
Indonesia — 0.3%
Indonesia Asahan Aluminium Persero PT
5.45%, 5/15/2030 (a)	2,380	2,229
6.76%, 11/15/2048 (c)	595	542
Pertamina Persero PT 3.65%, 7/30/2029 (a)	3,619	3,303
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara
4.13%, 5/15/2027 (c)	610	574
3.00%, 6/30/2030 (a)	2,940	2,375
4.38%, 2/5/2050 (c)	879	639
		9,662
Ireland — 0.7%
AerCap Ireland Capital DAC
4.13%, 7/3/2023	4,495	4,454
2.45%, 10/29/2026	1,370	1,205
3.00%, 10/29/2028	2,141	1,809
Avolon Holdings Funding Ltd.
3.95%, 7/1/2024 (a)	2,337	2,226
2.13%, 2/21/2026 (a)	810	693
4.25%, 4/15/2026 (a)	2,300	2,087
4.38%, 5/1/2026 (a)	1,075	977
2.53%, 11/18/2027 (a)	796	644
eircom Finance DAC 3.50%, 5/15/2026 (c)	EUR 3,230	3,071
Park Aerospace Holdings Ltd. 5.50%, 2/15/2024 (a)	280	276
Smurfit Kappa Acquisitions ULC 2.88%, 1/15/2026 (c)	EUR 1,950	1,987
Smurfit Kappa Treasury ULC 1.50%, 9/15/2027 (c)	EUR 1,500	1,421
		20,850
Israel — 0.3%
Energean Israel Finance Ltd.
4.88%, 3/30/2026 (c)	2,289	2,129
5.38%, 3/30/2028 (c)	2,205	2,018

JPMorgan Global Bond Opportunities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Israel — continued
Leviathan Bond Ltd.
6.13%, 6/30/2025 (c)	2,229	2,184
6.50%, 6/30/2027 (c)	2,001	1,950
6.75%, 6/30/2030 (c)	1,390	1,307
		9,588
Italy — 2.4%
Assicurazioni Generali SpA (EURIBOR 3 Month + 5.35%), 5.50%, 10/27/2047 (b) (c)	EUR 1,200	1,269
Atlantia SpA
1.63%, 2/3/2025 (c)	EUR 900	876
1.88%, 7/13/2027 (c)	EUR 1,600	1,410
1.88%, 2/12/2028 (c)	EUR 800	687
Autostrade per l'Italia SpA
1.88%, 11/4/2025 (c)	EUR 580	564
1.75%, 6/26/2026 (c)	EUR 1,075	1,016
1.75%, 2/1/2027 (c)	EUR 2,800	2,583
2.00%, 12/4/2028 (c)	EUR 1,500	1,316
1.88%, 9/26/2029 (c)	EUR 2,000	1,696
Enel Finance International NV
1.38%, 7/12/2026 (a)	7,340	6,358
3.50%, 4/6/2028 (a)	3,665	3,227
1.88%, 7/12/2028 (a)	4,745	3,812
2.25%, 7/12/2031 (a)	1,130	843
5.00%, 6/15/2032 (a)	3,570	3,242
Guala Closures SpA 3.25%, 6/15/2028 (c)	EUR 1,416	1,271
Infrastrutture Wireless Italiane SpA 1.88%, 7/8/2026 (c)	EUR 1,200	1,149
Intesa Sanpaolo SpA
7.00%, 11/21/2025 (a)	745	758
(EUR Swap Annual 5 Year + 7.19%), 7.75%, 1/11/2027 (b) (c) (d) (e)	EUR 5,009	5,199
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.60%), 4.20%, 6/1/2032 (a) (b)	670	494
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.75%), 4.95%, 6/1/2042 (a) (b)	2,144	1,409
Leonardo SpA 4.88%, 3/24/2025	EUR 2,300	2,440
Lottomatica SpA 5.13%, 7/15/2025 (c)	EUR 2,699	2,685
Nexi SpA 1.63%, 4/30/2026 (c)	EUR 597	558
Pro-Gest SpA 3.25%, 12/15/2024 (c)	EUR 1,700	1,145
Rossini SARL 6.75%, 10/30/2025 (c)	EUR 1,750	1,824
Saipem Finance International BV
3.75%, 9/8/2023 (c)	EUR 1,000	1,032
2.63%, 1/7/2025 (c)	EUR 500	489
Shiba Bidco SpA 4.50%, 10/31/2028 (c)	EUR 1,800	1,575
TeamSystem SpA 3.50%, 2/15/2028 (c)	EUR 1,568	1,371
Telecom Italia Capital SA
6.38%, 11/15/2033	1,917	1,574
6.00%, 9/30/2034	68	53
7.20%, 7/18/2036	1,300	1,078
Telecom Italia Finance SA 7.75%, 1/24/2033	EUR 1,300	1,427
Telecom Italia SpA
4.00%, 4/11/2024 (c)	EUR 750	755

JPMorgan Global Bond Opportunities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Italy — continued
3.00%, 9/30/2025 (c)	EUR 1,900	1,829
3.63%, 5/25/2026 (c)	EUR 4,350	4,153
2.38%, 10/12/2027 (c)	EUR 800	693
UniCredit SpA
(EURIBOR ICE Swap Rate 5 Year + 7.33%), 7.50%, 6/3/2026 (b) (c) (d) (e)	EUR 781	813
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.20%), 1.98%, 6/3/2027 (a) (b)	2,806	2,378
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.55%), 3.13%, 6/3/2032 (a) (b)	2,370	1,801
		68,852
Japan — 0.8%
Mitsubishi UFJ Financial Group, Inc.
2.53%, 9/13/2023	6,259	6,118
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.55%), 5.06%, 9/12/2025 (b)	8,575	8,523
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.83%), 2.34%, 1/19/2028 (b)	5,750	5,077
Sumitomo Mitsui Financial Group, Inc. 3.75%, 7/19/2023	1,687	1,671
Takeda Pharmaceutical Co. Ltd. 3.03%, 7/9/2040	3,920	2,932
		24,321
Kazakhstan — 0.1%
KazMunayGas National Co. JSC 5.75%, 4/19/2047 (c)	5,480	4,115
Kuwait — 0.1%
MEGlobal Canada ULC 5.00%, 5/18/2025 (a)	2,530	2,468
Luxembourg — 0.7%
Altice Finco SA 4.75%, 1/15/2028 (c)	EUR 2,225	1,772
Altice France Holding SA
8.00%, 5/15/2027 (c)	EUR 1,200	948
8.00%, 5/15/2027 (a)	EUR 2,823	2,230
4.00%, 2/15/2028 (c)	EUR 400	279
ARD Finance SA 5.00% (Cash), 6/30/2027 (c) (g) (h)	EUR 943	689
Herens Midco SARL 5.25%, 5/15/2029 (c)	EUR 1,986	1,418
INEOS Finance plc 3.38%, 3/31/2026 (c)	EUR 1,197	1,129
Intelsat Jackson Holdings SA 6.50%, 3/15/2030 (a)	2,489	2,290
Matterhorn Telecom SA 3.13%, 9/15/2026 (c)	EUR 2,724	2,559
Monitchem HoldCo 3 SA 5.25%, 3/15/2025 (c)	EUR 1,188	1,178
PLT VII Finance SARL 4.63%, 1/5/2026 (c)	EUR 1,923	1,874
SES SA (EUR Swap Annual 5 Year + 3.19%), 2.87%, 5/27/2026 (b) (c) (d) (e)	EUR 2,200	1,829
Summer BC Holdco A SARL 9.25%, 10/31/2027 (c)	EUR 808	651
Summer BC Holdco B SARL 5.75%, 10/31/2026 (c)	EUR 1,583	1,462
		20,308
Malaysia — 0.2%
Petronas Capital Ltd. 3.40%, 4/28/2061 (a)	6,007	4,230
Mexico — 0.8%
America Movil SAB de CV 2.88%, 5/7/2030	2,500	2,150
BBVA Bancomer SA (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.65%), 5.12%, 1/18/2033 (a) (b)	4,300	3,690
Cemex SAB de CV (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.53%), 5.12%, 6/8/2026 (a) (b) (d) (e)	5,558	4,891

JPMorgan Global Bond Opportunities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Mexico — continued
Fomento Economico Mexicano SAB de CV 3.50%, 1/16/2050	2,490	1,768
Petroleos Mexicanos 5.95%, 1/28/2031	15,830	11,838
		24,337
Morocco — 0.1%
OCP SA 6.88%, 4/25/2044 (c)	2,280	2,062
Netherlands — 1.4%
ABN AMRO Bank NV
4.75%, 7/28/2025 (a)	3,555	3,412
(EUR Swap Annual 5 Year + 4.67%), 4.37%, 9/22/2025 (b) (c) (d) (e)	EUR 2,000	1,943
4.80%, 4/18/2026 (a)	2,000	1,904
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.90%), 3.32%, 3/13/2037 (a) (b)	4,000	2,897
Cooperatieve Rabobank UA
3.88%, 9/26/2023 (a)	2,310	2,281
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.73%), 1.00%, 9/24/2026 (a) (b)	3,965	3,493
(EUR Swap Annual 5 Year + 4.68%), 4.37%, 6/29/2027 (b) (c) (d) (e)	EUR 3,000	2,791
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.22%), 3.65%, 4/6/2028 (a) (b)	5,350	4,932
ING Groep NV
(SOFR + 1.64%), 3.87%, 3/28/2026 (b)	4,745	4,558
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.86%), 3.88%, 5/16/2027 (b) (d) (e)	1,200	852
(SOFR + 2.07%), 4.25%, 3/28/2033 (b)	480	423
Lincoln Financing SARL 3.63%, 4/1/2024 (c)	EUR 560	571
Nobel Bidco BV 3.13%, 6/15/2028 (c)	EUR 1,559	1,084
OCI NV 3.63%, 10/15/2025 (c)	EUR 990	1,022
Q-Park Holding I BV
1.50%, 3/1/2025 (c)	EUR 275	263
2.00%, 3/1/2027 (c)	EUR 875	766
Sigma Holdco BV 5.75%, 5/15/2026 (c)	EUR 1,843	1,359
Titan Holdings II BV 5.13%, 7/15/2029 (c)	EUR 1,161	963
Trivium Packaging Finance BV
3.75%, 8/15/2026 (c) (f)	EUR 1,500	1,423
5.50%, 8/15/2026 (a) (f)	200	188
8.50%, 8/15/2027 (a) (f)	200	187
UPC Holding BV 5.50%, 1/15/2028 (a)	200	178
VZ Vendor Financing II BV 2.88%, 1/15/2029 (c)	EUR 1,000	814
Ziggo Bond Co. BV 3.38%, 2/28/2030 (c)	EUR 3,624	2,880
Ziggo BV 2.88%, 1/15/2030 (c)	EUR 465	401
		41,585
Peru — 0.1%
Southern Copper Corp. 5.88%, 4/23/2045	3,070	3,057
Portugal — 0.4%
EDP - Energias de Portugal SA (EUR Swap Annual 5 Year + 1.84%), 1.70%, 7/20/2080 (b) (c)	EUR 3,900	3,640
EDP Finance BV 3.63%, 7/15/2024 (a)	9,520	9,205
		12,845

JPMorgan Global Bond Opportunities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Spain — 2.5%
Abertis Infraestructuras Finance BV
(EUR Swap Annual 5 Year + 3.69%), 3.25%, 11/24/2025 (b) (c) (d) (e)	EUR 1,800	1,632
(EUR Swap Annual 5 Year + 3.27%), 2.62%, 1/26/2027 (b) (c) (d) (e)	EUR 1,000	843
Banco Bilbao Vizcaya Argentaria SA (EUR Swap Annual 5 Year + 6.46%), 6.00%, 1/15/2026 (b) (c) (d) (e)	EUR 7,600	7,626
Banco Santander SA
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.45%), 0.70%, 6/30/2024 (b)	6,000	5,805
5.15%, 8/18/2025	3,600	3,577
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.75%), 4.75%, 11/12/2026 (b) (d) (e)	3,800	2,947
CaixaBank SA
(EUR Swap Annual 5 Year + 6.22%), 6.37%, 9/19/2023 (b) (c) (d) (e)	EUR 6,000	6,179
(EUR Swap Annual 5 Year + 6.50%), 6.75%, 6/13/2024 (b) (c) (d) (e)	EUR 6,400	6,544
Cellnex Telecom SA
2.88%, 4/18/2025 (c)	EUR 1,500	1,524
1.88%, 6/26/2029	EUR 900	783
Cirsa Finance International Sarl 10.38%, 11/30/2027 (a)	EUR 390	420
Cirsa Finance International SARL
6.25%, 12/20/2023 (c)	EUR 178	185
4.75%, 5/22/2025 (c)	EUR 1,200	1,186
ContourGlobal Power Holdings SA
2.75%, 1/1/2026 (c)	EUR 700	637
3.13%, 1/1/2028 (c)	EUR 572	482
eDreams ODIGEO SA 5.50%, 7/15/2027 (c)	EUR 1,507	1,278
Grifols Escrow Issuer SA
3.88%, 10/15/2028 (c)	EUR 552	474
4.75%, 10/15/2028 (a)	440	370
Grifols SA
1.63%, 2/15/2025 (c)	EUR 3,580	3,483
3.20%, 5/1/2025 (c)	EUR 400	381
2.25%, 11/15/2027 (c)	EUR 2,001	1,807
Grupo Antolin-Irausa SA
3.38%, 4/30/2026 (c)	EUR 500	428
3.50%, 4/30/2028 (c)	EUR 555	436
Iberdrola International BV (EUR Swap Annual 5 Year + 2.06%), 2.62%, 12/26/2023 (b) (c) (d) (e)	EUR 3,400	3,436
Kaixo Bondco Telecom SA 5.13%, 9/30/2029 (c)	EUR 1,134	1,009
Lorca Telecom Bondco SA 4.00%, 9/18/2027 (c)	EUR 4,372	4,117
Repsol International Finance BV (EUR Swap Annual 10 Year + 4.20%), 4.50%, 3/25/2075 (b) (c)	EUR 3,550	3,574
Telefonica Emisiones SA
4.67%, 3/6/2038	930	757
5.21%, 3/8/2047	1,950	1,593
Telefonica Europe BV
(EUR Swap Annual 5 Year + 2.33%), 2.62%, 3/7/2023 (b) (c) (d) (e)	EUR 1,900	1,966
Series NC5, (EUR Swap Annual 5 Year + 2.45%), 3.00%, 9/4/2023 (b) (c) (d) (e)	EUR 1,600	1,624
(EUR Swap Annual 10 Year + 4.30%), 5.87%, 3/31/2024 (b) (c) (d) (e)	EUR 2,900	3,014
(EUR Swap Annual 8 Year + 2.97%), 3.88%, 6/22/2026 (b) (c) (d) (e)	EUR 3,100	2,956
		73,073
Sweden — 0.4%
Dometic Group AB 3.00%, 5/8/2026 (c)	EUR 1,000	941

JPMorgan Global Bond Opportunities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Sweden — continued
Svenska Handelsbanken AB (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.05%), 4.75%, 3/1/2031 (b) (c) (d) (e)	3,000	2,449
Verisure Holding AB
3.88%, 7/15/2026 (c)	EUR 1,207	1,137
3.25%, 2/15/2027 (c)	EUR 2,100	1,890
Verisure Midholding AB 5.25%, 2/15/2029 (c)	EUR 2,663	2,234
Volvo Car AB
2.00%, 1/24/2025 (c)	EUR 2,200	2,195
2.50%, 10/7/2027 (c)	EUR 600	564
		11,410
Switzerland — 0.7%
Credit Suisse Group AG
4.28%, 1/9/2028 (a)	6,530	5,321
(ICE LIBOR USD 3 Month + 1.41%), 3.87%, 1/12/2029 (a) (b)	1,585	1,266
(SOFR + 3.73%), 4.19%, 4/1/2031 (a) (b)	1,853	1,405
(SOFR + 1.73%), 3.09%, 5/14/2032 (a) (b)	5,132	3,496
(SOFR + 5.02%), 9.02%, 11/15/2033 (a) (b)	2,380	2,416
Swiss Re Finance Luxembourg SA (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.58%), 5.00%, 4/2/2049 (a) (b)	800	710
UBS Group AG
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.05%), 4.70%, 8/5/2027 (a) (b)	3,558	3,442
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.40%), 4.99%, 8/5/2033 (a) (b)	2,195	2,045
		20,101
Thailand — 0.1%
Thai Oil PCL 3.63%, 1/23/2023 (c)	2,510	2,501
United Arab Emirates — 0.1%
DP World Crescent Ltd. 4.85%, 9/26/2028 (c)	2,490	2,431
United Kingdom — 4.8%
888 Acquisitions Ltd. 7.56%, 7/15/2027 (a)	EUR 1,070	977
Barclays plc
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.80%), 1.01%, 12/10/2024 (b)	5,785	5,470
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.30%), 5.30%, 8/9/2026 (b)	4,315	4,243
4.84%, 5/9/2028	710	651
(ICE LIBOR USD 3 Month + 3.05%), 5.09%, 6/20/2030 (b)	305	275
Bellis Acquisition Co. plc
3.25%, 2/16/2026 (c)	GBP 314	308
4.50%, 2/16/2026 (c)	GBP 386	389
BP Capital Markets plc
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.04%), 4.38%, 6/22/2025 (b) (d) (e)	3,406	3,240
(EUR Swap Annual 5 Year + 3.88%), 3.25%, 3/22/2026 (b) (c) (d) (e)	EUR 5,700	5,457
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.40%), 4.88%, 3/22/2030 (b) (d) (e)	5,995	5,274
Constellation Automotive Financing plc 4.88%, 7/15/2027 (c)	GBP 1,031	822
CPUK Finance Ltd.
4.88%, 8/28/2025 (c)	GBP 500	544
4.50%, 8/28/2027 (c)	GBP 700	700
EC Finance plc 3.00%, 10/15/2026 (c)	EUR 2,639	2,499

JPMorgan Global Bond Opportunities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
United Kingdom — continued
eG Global Finance plc
3.63%, 2/7/2024 (c)	EUR 350	334
4.38%, 2/7/2025 (c)	EUR 2,575	2,338
Heathrow Funding Ltd. 5.88%, 5/13/2041 (c)	GBP 1,900	2,341
HSBC Holdings plc
(SOFR + 0.53%), 0.73%, 8/17/2024 (b)	2,570	2,460
(SOFR + 1.93%), 2.10%, 6/4/2026 (b)	2,318	2,101
(SOFR + 3.03%), 7.34%, 11/3/2026 (b)	10,420	10,882
(SOFR + 1.10%), 2.25%, 11/22/2027 (b)	8,312	7,164
(SOFR + 2.61%), 5.21%, 8/11/2028 (b)	4,135	3,990
(SOFR + 1.73%), 2.01%, 9/22/2028 (b)	8,500	7,054
(SOFR + 1.29%), 2.21%, 8/17/2029 (b)	535	432
(ICE LIBOR USD 3 Month + 1.61%), 3.97%, 5/22/2030 (b)	1,981	1,732
Iceland Bondco plc 4.63%, 3/15/2025 (c)	GBP 1,025	1,023
INEOS Quattro Finance 1 plc 3.75%, 7/15/2026 (c)	EUR 1,967	1,740
INEOS Quattro Finance 2 plc 2.50%, 1/15/2026 (c)	EUR 454	415
INEOS Styrolution Group GmbH 2.25%, 1/16/2027 (c)	EUR 1,023	890
International Consolidated Airlines Group SA
2.75%, 3/25/2025 (c)	EUR 800	755
3.75%, 3/25/2029 (c)	EUR 500	408
Jaguar Land Rover Automotive plc
5.88%, 11/15/2024 (c)	EUR 985	990
4.50%, 1/15/2026 (c)	EUR 500	462
6.88%, 11/15/2026 (c)	EUR 1,006	965
Lloyds Banking Group plc 4.05%, 8/16/2023	4,445	4,404
Motion Finco SARL 7.00%, 5/15/2025 (c)	EUR 450	468
Nationwide Building Society (U.K. Government Bonds 5 Year Note Generic Bid Yield + 5.63%), 5.75%, 6/20/2027 (b) (c) (d) (e)	GBP 298	321
NatWest Group plc
(ICE LIBOR USD 3 Month + 1.76%), 4.27%, 3/22/2025 (b)	830	808
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 5.63%), 6.00%, 12/29/2025 (b) (d) (e)	3,323	3,041
(U.K. Government Bonds 5 Year Note Generic Bid Yield + 4.99%), 5.13%, 5/12/2027 (b) (d) (e)	GBP 1,647	1,664
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.27%), 5.52%, 9/30/2028 (b)	4,800	4,715
NGG Finance plc (EUR Swap Annual 5 Year + 2.53%), 2.13%, 9/5/2082 (b) (c)	EUR 2,534	2,183
Pinnacle Bidco plc 5.50%, 2/15/2025 (c)	EUR 1,644	1,531
Punch Finance plc 6.13%, 6/30/2026 (c)	GBP 1,486	1,522
RAC Bond Co. plc 5.25%, 11/4/2027 (c)	GBP 1,078	1,004
Rolls-Royce plc
4.63%, 2/16/2026 (c)	EUR 551	563
5.75%, 10/15/2027 (a)	915	871
5.75%, 10/15/2027 (c)	GBP 970	1,058
Santander UK Group Holdings plc
4.75%, 9/15/2025 (a)	1,520	1,445
(SOFR + 2.75%), 6.83%, 11/21/2026 (b)	2,785	2,814
(SOFR + 0.99%), 1.67%, 6/14/2027 (b)	5,200	4,410
Standard Chartered plc
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.78%), 0.99%, 1/12/2025 (a) (b)	4,189	3,913

JPMorgan Global Bond Opportunities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
United Kingdom — continued
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 3.10%), 7.78%, 11/16/2025 (a) (b)	2,200	2,269
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.65%), 3.97%, 3/30/2026 (a) (b)	4,300	4,072
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 3.45%), 7.77%, 11/16/2028 (a) (b)	2,000	2,110
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 3.85%), 4.64%, 4/1/2031 (a) (b)	1,619	1,446
Synthomer plc 3.88%, 7/1/2025 (c)	EUR 1,458	1,347
Virgin Media Finance plc 3.75%, 7/15/2030 (c)	EUR 600	496
Virgin Media Secured Finance plc 5.00%, 4/15/2027 (c)	GBP 2,900	3,180
Virgin Media Vendor Financing Notes III DAC 4.88%, 7/15/2028 (c)	GBP 689	695
Vodafone Group plc
5.25%, 5/30/2048	1,550	1,392
4.88%, 6/19/2049	1,649	1,406
(EUR Swap Annual 5 Year + 2.67%), 3.10%, 1/3/2079 (b) (c)	EUR 2,200	2,232
(EUR Swap Annual 5 Year + 3.00%), 2.62%, 8/27/2080 (b) (c)	EUR 616	570
Series NC10, (EUR Swap Annual 5 Year + 3.48%), 3.00%, 8/27/2080 (b) (c)	EUR 2,900	2,432
		139,707
United States — 35.5%
AbbVie, Inc.
4.05%, 11/21/2039	2,415	2,110
4.70%, 5/14/2045	862	794
4.25%, 11/21/2049	1,555	1,337
Acadia Healthcare Co., Inc. 5.00%, 4/15/2029 (a)	410	378
ACCO Brands Corp. 4.25%, 3/15/2029 (a)	6,690	5,589
Adient Global Holdings Ltd.
3.50%, 8/15/2024 (c)	EUR 2,003	2,023
4.88%, 8/15/2026 (a)	700	653
ADT Security Corp. (The) 4.13%, 8/1/2029 (a)	1,725	1,506
AES Corp. (The)
3.30%, 7/15/2025 (a)	781	731
1.38%, 1/15/2026	3,770	3,349
3.95%, 7/15/2030 (a)	1,568	1,373
Aetna, Inc. 2.80%, 6/15/2023	6,375	6,298
Ahead DB Holdings LLC 6.63%, 5/1/2028 (a)	195	159
Air Lease Corp.
3.25%, 3/1/2025	1,400	1,327
2.88%, 1/15/2026	1,713	1,578
3.25%, 10/1/2029	4,550	3,855
Albertsons Cos., Inc.
7.50%, 3/15/2026 (a)	100	102
4.63%, 1/15/2027 (a)	605	560
4.88%, 2/15/2030 (a)	425	379
Alcoa Nederland Holding BV 5.50%, 12/15/2027 (a)	1,956	1,875
Alexander Funding Trust 1.84%, 11/15/2023 (a)	1,000	943
Alexandria Real Estate Equities, Inc., REIT 1.88%, 2/1/2033	890	662
Allied Universal Holdco LLC
6.63%, 7/15/2026 (a)	93	88
9.75%, 7/15/2027 (a)	94	85

JPMorgan Global Bond Opportunities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
United States — continued
Allison Transmission, Inc.
4.75%, 10/1/2027 (a)	277	257
5.88%, 6/1/2029 (a)	3,525	3,332
Amazon.com, Inc. 2.70%, 6/3/2060	1,465	926
Ameren Corp. 3.50%, 1/15/2031	850	757
American Axle & Manufacturing, Inc.
6.25%, 3/15/2026	129	122
6.50%, 4/1/2027	1,780	1,673
6.88%, 7/1/2028	885	852
5.00%, 10/1/2029	1,970	1,714
American Express Co. (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.85%), 3.55%, 9/15/2026 (b) (d) (e)	1,388	1,103
American Medical Systems Europe BV 1.63%, 3/8/2031	EUR 200	181
American Tower Corp., REIT
1.45%, 9/15/2026	2,970	2,584
2.10%, 6/15/2030	6,470	5,197
AmeriGas Partners LP 5.50%, 5/20/2025	505	490
Amgen, Inc.
2.45%, 2/21/2030	860	734
4.20%, 2/22/2052	3,820	3,127
Amkor Technology, Inc. 6.63%, 9/15/2027 (a)	190	189
ANGI Group LLC 3.88%, 8/15/2028 (a)	3,028	2,275
Antero Midstream Partners LP
5.75%, 3/1/2027 (a)	900	859
5.75%, 1/15/2028 (a)	1,015	959
5.38%, 6/15/2029 (a)	415	383
Antero Resources Corp.
8.38%, 7/15/2026 (a)	208	219
7.63%, 2/1/2029 (a)	913	932
APi Group DE, Inc. 4.75%, 10/15/2029 (a)	218	187
Apple, Inc.
3.75%, 9/12/2047	3,650	3,116
2.65%, 2/8/2051	930	636
Arches Buyer, Inc.
4.25%, 6/1/2028 (a)	470	387
6.13%, 12/1/2028 (a)	2,175	1,748
Arconic Corp.
6.00%, 5/15/2025 (a)	1,485	1,463
6.13%, 2/15/2028 (a)	700	657
Ardagh Metal Packaging Finance USA LLC
2.00%, 9/1/2028 (c)	EUR 990	835
3.00%, 9/1/2029 (c)	EUR 727	564
Ardagh Packaging Finance plc
2.13%, 8/15/2026 (c)	EUR 1,885	1,667
4.13%, 8/15/2026 (a)	935	823
5.25%, 8/15/2027 (a)	365	276
Asbury Automotive Group, Inc. 4.63%, 11/15/2029 (a)	1,236	1,078
Ashland Services BV 2.00%, 1/30/2028 (c)	EUR 407	360

JPMorgan Global Bond Opportunities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
United States — continued
AT&T, Inc.
2.55%, 12/1/2033	4,170	3,276
3.50%, 9/15/2053	3,980	2,810
3.55%, 9/15/2055	1,946	1,365
AthenaHealth Group, Inc. 6.50%, 2/15/2030 (a)	560	419
ATI, Inc. 4.88%, 10/1/2029	440	375
Audacy Capital Corp.
6.50%, 5/1/2027 (a)	416	106
6.75%, 3/31/2029 (a)	185	42
Avantor Funding, Inc.
3.88%, 7/15/2028 (c)	EUR 1,435	1,378
4.63%, 7/15/2028 (a)	1,156	1,064
Aviation Capital Group LLC 1.95%, 9/20/2026 (a)	205	173
Avis Budget Car Rental LLC
5.75%, 7/15/2027 (a)	264	244
5.38%, 3/1/2029 (a)	3,070	2,703
Axalta Coating Systems LLC 4.75%, 6/15/2027 (a)	470	431
Ball Corp.
4.38%, 12/15/2023	EUR 1,525	1,609
1.50%, 3/15/2027	EUR 600	551
Baltimore Gas and Electric Co. 4.55%, 6/1/2052	1,060	956
Bank of America Corp.
Series AA, (ICE LIBOR USD 3 Month + 3.90%), 6.10%, 3/17/2025 (b) (d) (e)	235	229
(ICE LIBOR USD 3 Month + 1.06%), 3.56%, 4/23/2027 (b)	4,060	3,830
(SOFR + 0.96%), 1.73%, 7/22/2027 (b)	5,405	4,736
(SOFR + 1.05%), 2.55%, 2/4/2028 (b)	3,060	2,738
(SOFR + 1.06%), 2.09%, 6/14/2029 (b)	1,875	1,583
(ICE LIBOR USD 3 Month + 1.19%), 2.88%, 10/22/2030 (b)	3,282	2,801
(SOFR + 1.53%), 1.90%, 7/23/2031 (b)	6,260	4,881
(SOFR + 1.37%), 1.92%, 10/24/2031 (b)	3,490	2,703
(SOFR + 1.32%), 2.69%, 4/22/2032 (b)	8,620	6,983
(SOFR + 1.22%), 2.30%, 7/21/2032 (b)	2,465	1,931
(SOFR + 1.21%), 2.57%, 10/20/2032 (b)	2,270	1,807
(SOFR + 1.93%), 2.68%, 6/19/2041 (b)	1,965	1,371
Bath & Body Works, Inc. 7.50%, 6/15/2029	196	197
Bausch Health Americas, Inc.
9.25%, 4/1/2026 (a)	725	470
8.50%, 1/31/2027 (a)	298	143
Bausch Health Cos., Inc.
5.50%, 11/1/2025 (a)	2,797	2,363
9.00%, 12/15/2025 (a)	643	463
5.75%, 8/15/2027 (a)	29	19
5.00%, 1/30/2028 (a)	610	250
4.88%, 6/1/2028 (a)	1,480	907
5.25%, 1/30/2030 (a)	2,654	1,105
Belden, Inc. 3.38%, 7/15/2027 (c)	EUR 3,000	2,864
Berkshire Hathaway Energy Co. 4.60%, 5/1/2053 (a)	512	463

JPMorgan Global Bond Opportunities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
United States — continued
Berry Global, Inc. 4.88%, 7/15/2026 (a)	1,284	1,232
Big River Steel LLC 6.63%, 1/31/2029 (a)	400	384
Biogen, Inc. 2.25%, 5/1/2030	596	492
Black Knight InfoServ LLC 3.63%, 9/1/2028 (a)	1,673	1,505
Block, Inc. 3.50%, 6/1/2031	415	337
Blue Racer Midstream LLC 6.63%, 7/15/2026 (a)	400	389
Boeing Co. (The)
3.50%, 3/1/2039	2,500	1,814
5.71%, 5/1/2040	1,080	1,029
3.95%, 8/1/2059	1,190	820
Booz Allen Hamilton, Inc. 4.00%, 7/1/2029 (a)	100	89
Boyne USA, Inc. 4.75%, 5/15/2029 (a)	1,590	1,415
BP Capital Markets America, Inc. 2.72%, 1/12/2032	2,200	1,864
Bristol-Myers Squibb Co. 2.95%, 3/15/2032	1,500	1,324
Buckeye Partners LP
4.13%, 12/1/2027	435	385
4.50%, 3/1/2028 (a)	140	124
Builders FirstSource, Inc. 4.25%, 2/1/2032 (a)	1,317	1,068
Burlington Northern Santa Fe LLC 4.45%, 1/15/2053	1,430	1,309
Caesars Resort Collection LLC 5.75%, 7/1/2025 (a)	467	461
Calpine Corp. 5.25%, 6/1/2026 (a)	267	256
Capital One Financial Corp. Series M, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.16%), 3.95%, 9/1/2026 (b) (d) (e)	6,083	4,684
Carnival Corp.
10.13%, 2/1/2026 (c)	EUR 1,421	1,493
6.00%, 5/1/2029 (a)	870	618
Catalent Pharma Solutions, Inc. 5.00%, 7/15/2027 (a)	46	44
CCO Holdings LLC
5.13%, 5/1/2027 (a)	6,110	5,783
5.00%, 2/1/2028 (a)	3,475	3,194
5.38%, 6/1/2029 (a)	1,498	1,359
4.75%, 3/1/2030 (a)	7,188	6,180
4.50%, 8/15/2030 (a)	1,625	1,369
4.25%, 2/1/2031 (a)	2,422	1,966
CD&R Smokey Buyer, Inc. 6.75%, 7/15/2025 (a)	2,875	2,548
CDW LLC
4.25%, 4/1/2028	3,686	3,330
3.25%, 2/15/2029	143	121
Cedar Fair LP
5.50%, 5/1/2025 (a)	710	708
5.25%, 7/15/2029	1,134	991
Centene Corp.
4.25%, 12/15/2027	857	804
4.63%, 12/15/2029	3,680	3,422
CenterPoint Energy, Inc. 2.95%, 3/1/2030	5,863	5,065
Central Garden & Pet Co. 4.13%, 10/15/2030	3,445	2,868
CF Industries, Inc. 4.95%, 6/1/2043	3,016	2,620

JPMorgan Global Bond Opportunities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
United States — continued
Charles Schwab Corp. (The)
Series I, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.17%), 4.00%, 6/1/2026 (b) (d) (e)	2,672	2,271
Series H, (US Treasury Yield Curve Rate T Note Constant Maturity 10 Year + 3.08%), 4.00%, 12/1/2030 (b) (d) (e)	8,297	6,492
Charter Communications Operating LLC
2.25%, 1/15/2029	1,280	1,047
3.50%, 6/1/2041	1,260	852
5.38%, 5/1/2047	2,844	2,353
4.80%, 3/1/2050	1,725	1,294
3.70%, 4/1/2051	4,637	2,962
3.90%, 6/1/2052	1,130	751
Chemours Co. (The)
5.38%, 5/15/2027	160	145
5.75%, 11/15/2028 (a)	290	255
Chesapeake Energy Corp.
5.50%, 2/1/2026 (a)	330	318
6.75%, 4/15/2029 (a)	1,985	1,968
Chevron USA, Inc. 2.34%, 8/12/2050	3,342	2,170
Cinemark USA, Inc.
8.75%, 5/1/2025 (a)	540	551
5.88%, 3/15/2026 (a)	170	149
5.25%, 7/15/2028 (a)	835	667
Citigroup, Inc.
Series M, (ICE LIBOR USD 3 Month + 3.42%), 6.30%, 5/15/2024 (b) (d) (e)	2,575	2,408
(ICE LIBOR USD 3 Month + 1.02%), 4.04%, 6/1/2024 (b)	10,000	9,919
Series W, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.60%), 4.00%, 12/10/2025 (b) (d) (e)	4,621	4,004
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.42%), 3.88%, 2/18/2026 (b) (d) (e)	8,987	7,499
(SOFR + 1.55%), 5.61%, 9/29/2026 (b)	4,938	4,955
(SOFR + 0.77%), 1.12%, 1/28/2027 (b)	5,465	4,767
(ICE LIBOR USD 3 Month + 1.56%), 3.89%, 1/10/2028 (b)	3,415	3,221
(SOFR + 3.91%), 4.41%, 3/31/2031 (b)	5,950	5,531
(SOFR + 2.11%), 2.57%, 6/3/2031 (b)	9,400	7,704
(SOFR + 1.18%), 2.52%, 11/3/2032 (b)	375	295
Clarios Global LP
6.25%, 5/15/2026 (a)	764	757
8.50%, 5/15/2027 (a)	998	977
Clarivate Science Holdings Corp. 4.88%, 7/1/2029 (a)	250	214
Clear Channel Outdoor Holdings, Inc.
5.13%, 8/15/2027 (a)	2,074	1,787
7.75%, 4/15/2028 (a)	2,575	1,919
Cleveland-Cliffs, Inc. 4.63%, 3/1/2029 (a)	1,753	1,534
Coherent Corp. 5.00%, 12/15/2029 (a)	3,134	2,766
Coinbase Global, Inc. 3.38%, 10/1/2028 (a)	1,275	745
Comcast Corp.
5.50%, 11/15/2032	2,210	2,317
2.80%, 1/15/2051	3,899	2,543
2.99%, 11/1/2063	3,052	1,931

JPMorgan Global Bond Opportunities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
United States — continued
CommScope Technologies LLC
6.00%, 6/15/2025 (a)	1,208	1,132
5.00%, 3/15/2027 (a)	392	299
CommScope, Inc.
6.00%, 3/1/2026 (a)	1,470	1,422
4.75%, 9/1/2029 (a)	855	720
Community Health Systems, Inc.
8.00%, 3/15/2026 (a)	1,877	1,732
6.13%, 4/1/2030 (a)	765	390
5.25%, 5/15/2030 (a)	295	225
4.75%, 2/15/2031 (a)	2,275	1,667
Comstock Resources, Inc. 6.75%, 3/1/2029 (a)	2,382	2,326
Conagra Brands, Inc. 0.50%, 8/11/2023	4,440	4,297
Conduent Business Services LLC 6.00%, 11/1/2029 (a)	1,540	1,263
Constellation Energy Generation LLC 5.60%, 6/15/2042	2,735	2,672
Constellium SE
4.25%, 2/15/2026 (c)	EUR 641	643
5.63%, 6/15/2028 (a)	930	850
Cooper-Standard Automotive, Inc. 5.63%, 11/15/2026 (a)	1,345	562
Coty, Inc.
3.88%, 4/15/2026 (c)	EUR 1,400	1,368
4.75%, 4/15/2026 (c)	EUR 600	579
5.00%, 4/15/2026 (a)	1,070	1,026
4.75%, 1/15/2029 (a)	420	374
Crestwood Midstream Partners LP
5.75%, 4/1/2025	910	887
5.63%, 5/1/2027 (a)	100	94
Crown Americas LLC 4.75%, 2/1/2026	274	265
Crown Castle, Inc., REIT
4.45%, 2/15/2026	3,000	2,933
3.30%, 7/1/2030	260	229
Crown European Holdings SA
2.63%, 9/30/2024 (c)	EUR 2,350	2,390
3.38%, 5/15/2025 (c)	EUR 500	506
CSC Holdings LLC
7.50%, 4/1/2028 (a)	410	319
6.50%, 2/1/2029 (a)	2,180	1,987
5.75%, 1/15/2030 (a)	725	494
CVS Health Corp.
2.13%, 9/15/2031	1,480	1,183
4.13%, 4/1/2040	1,205	1,016
2.70%, 8/21/2040	3,480	2,449
Danaher Corp. 2.80%, 12/10/2051	4,050	2,789
DaVita, Inc.
4.63%, 6/1/2030 (a)	2,975	2,408
3.75%, 2/15/2031 (a)	648	476

JPMorgan Global Bond Opportunities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
United States — continued
DCP Midstream Operating LP
3.88%, 3/15/2023	580	577
6.75%, 9/15/2037 (a)	535	548
Dell International LLC
6.02%, 6/15/2026	14,775	15,089
4.90%, 10/1/2026	370	366
Devon Energy Corp. 5.88%, 6/15/2028	439	439
Diamondback Energy, Inc. 3.13%, 3/24/2031	3,145	2,647
Discover Bank 4.20%, 8/8/2023	6,995	6,946
Discovery Communications LLC
3.63%, 5/15/2030	445	375
4.65%, 5/15/2050	1,620	1,170
DISH DBS Corp.
5.88%, 11/15/2024	5,245	4,984
7.75%, 7/1/2026	2,600	2,178
5.25%, 12/1/2026 (a)	3,795	3,258
5.75%, 12/1/2028 (a)	755	612
DISH Network Corp. 11.75%, 11/15/2027 (a)	1,195	1,228
Duke Energy Corp. 2.45%, 6/1/2030	3,029	2,545
Duke Energy Progress LLC 3.40%, 4/1/2032	1,410	1,257
Dun & Bradstreet Corp. (The) 5.00%, 12/15/2029 (a)	315	271
Duquesne Light Holdings, Inc. 2.78%, 1/7/2032 (a)	1,920	1,506
Edgewell Personal Care Co.
5.50%, 6/1/2028 (a)	2,281	2,149
4.13%, 4/1/2029 (a)	2,444	2,123
Edison International 3.55%, 11/15/2024	839	807
Elastic NV 4.13%, 7/15/2029 (a)	930	756
Element Solutions, Inc. 3.88%, 9/1/2028 (a)	1,325	1,132
Embarq Corp. 8.00%, 6/1/2036	315	134
Encino Acquisition Partners Holdings LLC 8.50%, 5/1/2028 (a)	555	531
Encompass Health Corp.
5.75%, 9/15/2025	650	643
4.50%, 2/1/2028	642	577
4.75%, 2/1/2030	300	266
Endo Dac 6.00%, 6/30/2028 (a) (i)	308	15
Endo Luxembourg Finance Co. I Sarl 6.13%, 4/1/2029 (a) (f)	2,955	2,213
Energizer Holdings, Inc.
4.75%, 6/15/2028 (a)	2,192	1,911
4.38%, 3/31/2029 (a)	3,230	2,748
Energy Transfer LP 5.35%, 5/15/2045	2,010	1,729
Entegris Escrow Corp. 5.95%, 6/15/2030 (a)	2,000	1,868
Entegris, Inc. 4.38%, 4/15/2028 (a)	200	177
Entergy Texas, Inc. 1.75%, 3/15/2031	1,355	1,059
Enterprise Products Operating LLC 3.20%, 2/15/2052	3,920	2,651
Envision Healthcare Corp. 8.75%, 10/15/2026 (a)	258	75
EQM Midstream Partners LP
4.00%, 8/1/2024	347	331

JPMorgan Global Bond Opportunities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
United States — continued
6.00%, 7/1/2025 (a)	35	34
4.50%, 1/15/2029 (a)	3,055	2,685
EQT Corp. 3.90%, 10/1/2027	1,175	1,088
ESC Co., Intelsat Jackson Holdings, Ltd.
5.50%, 8/1/2023 ‡ (i)	902	—
8.50%, 10/15/2024 ‡ (i)	2,785	—
ESC GCBREGS EXIDE TECH
7.13%, 8/1/2026 (i)	265	23
6.00%, 1/15/2028 (i)	685	58
Evergy Metro, Inc. Series 2020, 2.25%, 6/1/2030	1,974	1,640
Exxon Mobil Corp. 3.00%, 8/16/2039	3,735	2,926
Fells Point Funding Trust 3.05%, 1/31/2027 (a)	2,795	2,544
Fifth Third Bancorp (SOFR + 1.66%), 4.34%, 4/25/2033 (b)	1,466	1,333
Fiserv, Inc. 1.63%, 7/1/2030	EUR 5,000	4,425
Ford Motor Credit Co. LLC
3.02%, 3/6/2024	EUR 2,500	2,546
2.75%, 6/14/2024	GBP 946	1,076
1.36%, 2/7/2025	EUR 1,375	1,331
5.13%, 6/16/2025	2,965	2,871
3.25%, 9/15/2025	EUR 1,000	990
4.39%, 1/8/2026	500	476
4.54%, 8/1/2026	785	739
4.27%, 1/9/2027	6,125	5,667
4.95%, 5/28/2027	2,550	2,413
3.63%, 6/17/2031	3,062	2,511
Freeport-McMoRan, Inc.
4.38%, 8/1/2028	373	343
4.25%, 3/1/2030	1,303	1,160
5.40%, 11/14/2034	8,434	7,873
Frontier Communications Holdings LLC
5.88%, 10/15/2027 (a)	1,895	1,803
5.00%, 5/1/2028 (a)	2,100	1,869
Gannett Holdings LLC 6.00%, 11/1/2026 (a)	410	326
Gartner, Inc.
4.50%, 7/1/2028 (a)	3,035	2,857
3.63%, 6/15/2029 (a)	1,620	1,419
3.75%, 10/1/2030 (a)	845	731
GCI LLC 4.75%, 10/15/2028 (a)	2,310	1,979
GE Capital International Funding Co. Unlimited Co. 4.42%, 11/15/2035	2,164	2,042
General Electric Co. 4.13%, 9/19/2035 (c)	EUR 3,800	4,106
General Motors Co. 5.15%, 4/1/2038	1,600	1,411
Genesis Energy LP 7.75%, 2/1/2028	544	519
Georgia Power Co. Series A, 2.10%, 7/30/2023	8,460	8,286
Global Payments, Inc.
2.90%, 5/15/2030	1,360	1,121
2.90%, 11/15/2031	3,450	2,737

JPMorgan Global Bond Opportunities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
United States — continued
Go Daddy Operating Co. LLC
5.25%, 12/1/2027 (a)	1,569	1,487
3.50%, 3/1/2029 (a)	2,765	2,337
Goldman Sachs Group, Inc. (The)
(SOFR + 0.51%), 0.66%, 9/10/2024 (b)	6,095	5,842
3.50%, 4/1/2025	2,830	2,739
4.25%, 10/21/2025	1,815	1,780
Series T, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.97%), 3.80%, 5/10/2026 (b) (d) (e)	3,709	2,934
3.50%, 11/16/2026	6,460	6,145
(SOFR + 0.80%), 1.43%, 3/9/2027 (b)	3,770	3,315
(SOFR + 1.51%), 4.39%, 6/15/2027 (b)	4,905	4,733
(SOFR + 0.91%), 1.95%, 10/21/2027 (b)	3,790	3,318
(SOFR + 1.11%), 2.64%, 2/24/2028 (b)	4,540	4,050
(SOFR + 1.28%), 2.62%, 4/22/2032 (b)	1,730	1,397
(SOFR + 1.26%), 2.65%, 10/21/2032 (b)	5,050	4,056
(SOFR + 1.41%), 3.10%, 2/24/2033 (b)	2,515	2,089
(ICE LIBOR USD 3 Month + 1.37%), 4.02%, 10/31/2038 (b)	2,665	2,247
Goodyear Tire & Rubber Co. (The) 5.00%, 7/15/2029	1,728	1,503
Graham Packaging Co., Inc. 7.13%, 8/15/2028 (a)	680	575
Graphic Packaging International LLC 3.50%, 3/15/2028 (a)	573	498
Gray Oak Pipeline LLC 2.60%, 10/15/2025 (a)	810	735
Gray Television, Inc.
5.88%, 7/15/2026 (a)	400	368
7.00%, 5/15/2027 (a)	373	343
Griffon Corp. 5.75%, 3/1/2028	2,055	1,911
HCA, Inc.
5.38%, 2/1/2025	3,437	3,431
5.88%, 2/15/2026	3,891	3,923
5.38%, 9/1/2026	990	986
4.50%, 2/15/2027	1,840	1,769
5.63%, 9/1/2028	4,770	4,763
3.50%, 9/1/2030	7,187	6,177
2.38%, 7/15/2031	4,335	3,386
3.50%, 7/15/2051	1,470	993
Herc Holdings, Inc. 5.50%, 7/15/2027 (a)	3,535	3,341
Hertz Corp. (The)
5.50%, 10/15/2024 (i)	1,600	48
4.63%, 12/1/2026 (a)	1,140	989
Hess Midstream Operations LP 5.13%, 6/15/2028 (a)	415	391
Hilton Domestic Operating Co., Inc. 4.88%, 1/15/2030	654	605
Hilton Worldwide Finance LLC 4.88%, 4/1/2027	1,611	1,550
Hologic, Inc.
4.63%, 2/1/2028 (a)	210	201
3.25%, 2/15/2029 (a)	482	423
Howmet Aerospace, Inc.
5.13%, 10/1/2024	622	616
5.90%, 2/1/2027	920	911

JPMorgan Global Bond Opportunities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
United States — continued
6.75%, 1/15/2028	83	85
Hughes Satellite Systems Corp. 6.63%, 8/1/2026	1,413	1,314
Hyundai Capital America
1.30%, 1/8/2026 (a)	1,430	1,243
3.50%, 11/2/2026 (a)	8,025	7,337
3.50%, 11/2/2026 (c)	2,600	2,377
iHeartCommunications, Inc.
6.38%, 5/1/2026	1,120	1,059
8.38%, 5/1/2027	2,728	2,428
5.25%, 8/15/2027 (a)	1,140	1,015
ILFC E-Capital Trust I (N/A + 1.55%), 5.12%, 12/21/2065 (a) (b)	500	325
ILFC E-Capital Trust II (N/A + 1.80%), 5.37%, 12/21/2065 (a) (b)	535	365
Imola Merger Corp. 4.75%, 5/15/2029 (a)	2,545	2,271
International Game Technology plc
3.50%, 7/15/2024 (c)	EUR 1,400	1,447
2.38%, 4/15/2028 (c)	EUR 2,042	1,849
IQVIA, Inc.
2.88%, 9/15/2025 (c)	EUR 325	327
1.75%, 3/15/2026 (c)	EUR 756	720
5.00%, 10/15/2026 (a)	545	525
5.00%, 5/15/2027 (a)	1,355	1,294
2.88%, 6/15/2028 (c)	EUR 2,699	2,528
2.25%, 3/15/2029 (c)	EUR 480	426
Iron Mountain, Inc., REIT
4.88%, 9/15/2027 (a)	597	561
5.25%, 3/15/2028 (a)	297	278
5.00%, 7/15/2028 (a)	2,000	1,819
ITC Holdings Corp. 2.95%, 5/14/2030 (a)	7,371	6,261
Jazz Securities DAC 4.38%, 1/15/2029 (a)	915	830
JELD-WEN, Inc.
6.25%, 5/15/2025 (a)	500	470
4.88%, 12/15/2027 (a)	870	681
Jersey Central Power & Light Co. 2.75%, 3/1/2032 (a)	2,715	2,208
Kansas City Southern 3.50%, 5/1/2050	1,250	909
Kennedy-Wilson, Inc. 4.75%, 3/1/2029	1,000	812
Keurig Dr. Pepper, Inc.
3.95%, 4/15/2029	3,765	3,542
4.05%, 4/15/2032	3,360	3,089
KeyBank NA (SOFR + 0.34%), 0.42%, 1/3/2024 (b)	3,530	3,513
Kilroy Realty LP, REIT 2.50%, 11/15/2032	3,333	2,413
Kraft Heinz Foods Co. 2.25%, 5/25/2028 (c)	EUR 700	678
L3Harris Technologies, Inc. 4.85%, 4/27/2035	2,510	2,379
LABL, Inc. 6.75%, 7/15/2026 (a)	2,175	2,077
Lamar Media Corp. 4.00%, 2/15/2030	185	162
Lamb Weston Holdings, Inc. 4.13%, 1/31/2030 (a)	670	593
Level 3 Financing, Inc.
4.63%, 9/15/2027 (a)	1,925	1,622

JPMorgan Global Bond Opportunities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
United States — continued
3.75%, 7/15/2029 (a)	445	322
Live Nation Entertainment, Inc.
4.88%, 11/1/2024 (a)	1,670	1,644
6.50%, 5/15/2027 (a)	450	451
4.75%, 10/15/2027 (a)	1,800	1,624
3.75%, 1/15/2028 (a)	610	534
Lowe's Cos., Inc. 4.25%, 4/1/2052	2,908	2,374
Lumen Technologies, Inc.
5.13%, 12/15/2026 (a)	2,389	2,043
Series G, 6.88%, 1/15/2028	184	148
Madison IAQ LLC
4.13%, 6/30/2028 (a)	1,630	1,410
5.88%, 6/30/2029 (a)	1,250	925
Mallinckrodt International Finance SA 10.00%, 6/15/2029 (a)	283	145
Marriott International, Inc. Series FF, 4.63%, 6/15/2030	675	634
Marriott Ownership Resorts, Inc. 4.75%, 1/15/2028	15	13
Masonite International Corp. 5.38%, 2/1/2028 (a)	95	86
Mauser Packaging Solutions Holding Co.
5.50%, 4/15/2024 (a)	570	562
7.25%, 4/15/2025 (a)	485	443
Medline Borrower LP
3.88%, 4/1/2029 (a)	440	378
5.25%, 10/1/2029 (a)	1,085	884
Medtronic Global Holdings SCA 1.50%, 7/2/2039	EUR 1,500	1,142
MetLife, Inc.
6.40%, 12/15/2036	435	410
9.25%, 4/8/2038 (a)	3,935	4,560
Metropolitan Life Global Funding I 3.30%, 3/21/2029 (a)	2,100	1,901
MGM Resorts International
6.00%, 3/15/2023	3,460	3,460
6.75%, 5/1/2025	2,885	2,871
4.63%, 9/1/2026	307	283
Millennium Escrow Corp. 6.63%, 8/1/2026 (a)	425	306
MIWD Holdco II LLC 5.50%, 2/1/2030 (a)	680	558
Molina Healthcare, Inc. 3.88%, 11/15/2030 (a)	800	688
Morgan Stanley
(SOFR + 0.46%), 0.53%, 1/25/2024 (b)	5,838	5,782
(SOFR + 0.62%), 0.73%, 4/5/2024 (b)	5,345	5,239
(SOFR + 1.15%), 2.72%, 7/22/2025 (b)	2,015	1,922
(SOFR + 0.95%), 4.77%, 2/18/2026 (b)	2,780	2,733
(SOFR + 0.88%), 1.59%, 5/4/2027 (b)	11,955	10,532
(SOFR + 1.61%), 4.21%, 4/20/2028 (b)	967	921
(SOFR + 1.14%), 2.70%, 1/22/2031 (b)	3,930	3,293
(SOFR + 3.12%), 3.62%, 4/1/2031 (b)	3,908	3,483
(SOFR + 1.03%), 1.79%, 2/13/2032 (b)	882	671
(SOFR + 1.20%), 2.51%, 10/20/2032 (b)	535	425
(SOFR + 1.36%), 2.48%, 9/16/2036 (b)	4,055	3,015

JPMorgan Global Bond Opportunities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
United States — continued
(ICE LIBOR USD 3 Month + 1.46%), 3.97%, 7/22/2038 (b)	3,985	3,393
MPLX LP
4.13%, 3/1/2027	905	864
2.65%, 8/15/2030	1,246	1,023
Nabors Industries Ltd. 7.25%, 1/15/2026 (a)	345	332
Navient Corp. 5.00%, 3/15/2027	385	336
NCR Corp.
5.75%, 9/1/2027 (a)	455	442
5.00%, 10/1/2028 (a)	2,595	2,258
5.13%, 4/15/2029 (a)	650	559
6.13%, 9/1/2029 (a)	2,290	2,221
Netflix, Inc.
4.38%, 11/15/2026	92	89
4.88%, 4/15/2028	785	763
5.88%, 11/15/2028	375	379
4.63%, 5/15/2029	EUR 1,000	1,038
5.38%, 11/15/2029 (a)	3,936	3,863
3.63%, 6/15/2030 (c)	EUR 1,000	973
New Albertsons LP
7.45%, 8/1/2029	197	199
8.00%, 5/1/2031	480	497
Newell Brands, Inc.
4.45%, 4/1/2026 (f)	1,580	1,491
5.75%, 4/1/2046 (f)	300	231
Nexstar Media, Inc.
5.63%, 7/15/2027 (a)	912	860
4.75%, 11/1/2028 (a)	1,160	1,032
NextEra Energy Capital Holdings, Inc. 2.25%, 6/1/2030	2,499	2,073
NGL Energy Operating LLC 7.50%, 2/1/2026 (a)	562	508
NMG Holding Co., Inc. 7.13%, 4/1/2026 (a)	335	323
Norfolk Southern Corp. 4.55%, 6/1/2053	1,930	1,714
Novelis Corp. 4.75%, 1/30/2030 (a)	615	547
Novelis Sheet Ingot GmbH 3.38%, 4/15/2029 (c)	EUR 1,098	990
NRG Energy, Inc.
3.75%, 6/15/2024 (a)	3,480	3,363
6.63%, 1/15/2027	310	312
5.75%, 1/15/2028	200	192
5.25%, 6/15/2029 (a)	210	194
Occidental Petroleum Corp.
5.88%, 9/1/2025	1,740	1,756
8.88%, 7/15/2030	1,005	1,152
6.63%, 9/1/2030	770	803
OI European Group BV 3.13%, 11/15/2024 (c)	EUR 2,000	2,027
ON Semiconductor Corp. 3.88%, 9/1/2028 (a)	2,456	2,178
OneMain Finance Corp.
7.13%, 3/15/2026	1,627	1,576
4.00%, 9/15/2030	1,120	841

JPMorgan Global Bond Opportunities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
United States — continued
ONEOK, Inc. 6.10%, 11/15/2032	1,301	1,325
Oracle Corp. 2.88%, 3/25/2031	1,690	1,414
Organon & Co.
2.88%, 4/30/2028 (c)	EUR 1,756	1,603
4.13%, 4/30/2028 (a)	2,880	2,592
Outfront Media Capital LLC
6.25%, 6/15/2025 (a)	400	398
5.00%, 8/15/2027 (a)	175	159
Owens-Brockway Glass Container, Inc.
5.38%, 1/15/2025 (a)	241	229
6.63%, 5/13/2027 (a)	1,130	1,087
Pacific Gas and Electric Co.
2.95%, 3/1/2026	1,006	921
4.65%, 8/1/2028	4,230	3,848
4.60%, 6/15/2043	1,222	942
4.75%, 2/15/2044	294	230
PacifiCorp 3.30%, 3/15/2051	1,760	1,269
Pactiv Evergreen Group Issuer, Inc. 4.00%, 10/15/2027 (a)	1,735	1,525
Par Pharmaceutical, Inc. 7.50%, 4/1/2027 (a) (f)	248	187
Paysafe Finance plc 3.00%, 6/15/2029 (c)	EUR 1,210	920
Performance Food Group, Inc.
6.88%, 5/1/2025 (a)	200	200
5.50%, 10/15/2027 (a)	824	795
PetSmart, Inc.
4.75%, 2/15/2028 (a)	3,135	2,864
7.75%, 2/15/2029 (a)	1,000	925
PG&E Corp.
5.00%, 7/1/2028	2,865	2,643
5.25%, 7/1/2030	410	371
Philip Morris International, Inc. 5.63%, 11/17/2029	5,000	5,085
Photo Holdings Merger Sub, Inc. 8.50%, 10/1/2026 (a)	1,175	723
Pike Corp. 5.50%, 9/1/2028 (a)	177	158
Pilgrim's Pride Corp. 5.88%, 9/30/2027 (a)	305	301
PNC Financial Services Group, Inc. (The) Series T, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.60%), 3.40%, 9/15/2026 (b) (d) (e)	5,495	4,228
Post Holdings, Inc.
5.75%, 3/1/2027 (a)	176	172
5.50%, 12/15/2029 (a)	1,409	1,294
4.63%, 4/15/2030 (a)	1,000	877
Presidio Holdings, Inc. 4.88%, 2/1/2027 (a)	3,906	3,645
Prestige Brands, Inc. 5.13%, 1/15/2028 (a)	1,270	1,197
Prime Security Services Borrower LLC
5.75%, 4/15/2026 (a)	750	743
3.38%, 8/31/2027 (a)	40	35
PTC, Inc. 4.00%, 2/15/2028 (a)	315	287
Public Service Enterprise Group, Inc. 1.60%, 8/15/2030	2,695	2,101

JPMorgan Global Bond Opportunities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
United States — continued
Range Resources Corp.
8.25%, 1/15/2029	340	355
4.75%, 2/15/2030 (a)	75	67
Raytheon Technologies Corp. 3.75%, 11/1/2046	1,880	1,494
Realogy Group LLC 5.25%, 4/15/2030 (a)	645	474
Regency Centers LP, REIT 2.95%, 9/15/2029	1,185	997
RHP Hotel Properties LP, REIT
4.75%, 10/15/2027	3,624	3,310
4.50%, 2/15/2029 (a)	755	660
Rite Aid Corp.
7.50%, 7/1/2025 (a)	947	711
8.00%, 11/15/2026 (a)	2,273	1,414
Rocket Mortgage LLC
2.88%, 10/15/2026 (a)	435	371
3.63%, 3/1/2029 (a)	540	435
4.00%, 10/15/2033 (a)	435	320
Roper Technologies, Inc. 2.95%, 9/15/2029	5,006	4,383
Royal Caribbean Cruises Ltd.
11.63%, 8/15/2027 (a)	1,110	1,141
8.25%, 1/15/2029 (a)	435	442
9.25%, 1/15/2029 (a)	140	143
Sabine Pass Liquefaction LLC
5.88%, 6/30/2026	8,220	8,338
4.50%, 5/15/2030	2,394	2,262
Sabre GLBL, Inc. 7.38%, 9/1/2025 (a)	357	340
SBA Communications Corp., REIT
3.88%, 2/15/2027	1,200	1,108
3.13%, 2/1/2029	1,460	1,219
Scotts Miracle-Gro Co. (The)
5.25%, 12/15/2026	1,195	1,142
4.50%, 10/15/2029	1,772	1,449
4.00%, 4/1/2031	2,495	1,896
4.38%, 2/1/2032	500	385
Scripps Escrow II, Inc.
3.88%, 1/15/2029 (a)	515	433
5.38%, 1/15/2031 (a)	100	82
Seagate HDD Cayman 4.09%, 6/1/2029	894	740
Sempra Energy 3.80%, 2/1/2038	1,865	1,518
Sensata Technologies BV
5.00%, 10/1/2025 (a)	129	126
4.00%, 4/15/2029 (a)	3,430	2,985
Sensata Technologies, Inc.
4.38%, 2/15/2030 (a)	156	138
3.75%, 2/15/2031 (a)	286	238
Service Corp. International
5.13%, 6/1/2029	325	308
3.38%, 8/15/2030	974	811

JPMorgan Global Bond Opportunities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
United States — continued
Silgan Holdings, Inc.
3.25%, 3/15/2025	EUR 2,100	2,131
2.25%, 6/1/2028	EUR 333	296
Sirius XM Radio, Inc.
5.00%, 8/1/2027 (a)	2,510	2,342
4.00%, 7/15/2028 (a)	440	389
5.50%, 7/1/2029 (a)	251	234
4.13%, 7/1/2030 (a)	940	793
Six Flags Entertainment Corp.
4.88%, 7/31/2024 (a)	625	608
5.50%, 4/15/2027 (a)	4,110	3,711
Six Flags Theme Parks, Inc. 7.00%, 7/1/2025 (a)	494	495
SM Energy Co. 6.63%, 1/15/2027	500	490
Sonic Automotive, Inc. 4.63%, 11/15/2029 (a)	400	330
Southern California Edison Co.
Series A, 4.20%, 3/1/2029	2,217	2,107
Series 13-A, 3.90%, 3/15/2043	564	432
3.65%, 2/1/2050	1,513	1,129
Southern Co. Gas Capital Corp.
Series 20-A, 1.75%, 1/15/2031	1,724	1,322
5.15%, 9/15/2032	2,350	2,322
Southwestern Energy Co.
5.70%, 1/23/2025 (f)	147	146
8.38%, 9/15/2028	630	654
5.38%, 3/15/2030	1,160	1,091
Spectrum Brands, Inc.
5.75%, 7/15/2025	84	83
4.00%, 10/1/2026 (c)	EUR 1,450	1,330
5.00%, 10/1/2029 (a)	1,550	1,324
5.50%, 7/15/2030 (a)	2,031	1,739
3.88%, 3/15/2031 (a)	2,435	1,820
Spirit AeroSystems, Inc. 9.38%, 11/30/2029 (a)	460	484
Sprint Capital Corp.
6.88%, 11/15/2028	4,210	4,461
8.75%, 3/15/2032	1,686	2,016
Sprint LLC
7.63%, 2/15/2025	2,712	2,809
7.63%, 3/1/2026	756	795
SRS Distribution, Inc.
4.63%, 7/1/2028 (a)	300	268
6.13%, 7/1/2029 (a)	745	618
6.00%, 12/1/2029 (a)	280	229
SS&C Technologies, Inc. 5.50%, 9/30/2027 (a)	2,840	2,714
Stagwell Global LLC 5.63%, 8/15/2029 (a)	544	466
Standard Industries, Inc.
2.25%, 11/21/2026 (c)	EUR 582	507
5.00%, 2/15/2027 (a)	34	31

JPMorgan Global Bond Opportunities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
United States — continued
4.75%, 1/15/2028 (a)	3,900	3,535
4.38%, 7/15/2030 (a)	420	344
Staples, Inc.
7.50%, 4/15/2026 (a)	3,065	2,734
10.75%, 4/15/2027 (a)	1,210	885
Summit Materials LLC 5.25%, 1/15/2029 (a)	583	538
Summit Midstream Holdings LLC 8.50%, 10/15/2026 (a)	550	528
Switch Ltd. 3.75%, 9/15/2028 (a)	1,385	1,396
Synaptics, Inc. 4.00%, 6/15/2029 (a)	2,500	2,083
Take-Two Interactive Software, Inc.
3.55%, 4/14/2025	590	569
3.70%, 4/14/2027	2,230	2,115
4.00%, 4/14/2032	720	641
Tallgrass Energy Partners LP
7.50%, 10/1/2025 (a)	1,947	1,971
5.50%, 1/15/2028 (a)	105	95
6.00%, 12/31/2030 (a)	400	362
6.00%, 9/1/2031 (a)	1,500	1,337
Targa Resources Partners LP
5.00%, 1/15/2028	352	333
4.00%, 1/15/2032	1,200	1,029
TEGNA, Inc. 4.63%, 3/15/2028	505	476
Tempur Sealy International, Inc.
4.00%, 4/15/2029 (a)	3,965	3,287
3.88%, 10/15/2031 (a)	435	338
Tenet Healthcare Corp.
4.63%, 9/1/2024 (a)	89	87
4.88%, 1/1/2026 (a)	4,545	4,313
6.25%, 2/1/2027 (a)	3,565	3,415
5.13%, 11/1/2027 (a)	1,237	1,164
4.63%, 6/15/2028 (a)	1,665	1,490
6.13%, 10/1/2028 (a)	345	304
4.25%, 6/1/2029 (a)	420	364
TerraForm Power Operating LLC 5.00%, 1/31/2028 (a)	260	241
Thermo Fisher Scientific, Inc. 0.88%, 10/1/2031	EUR 200	171
T-Mobile USA, Inc.
4.75%, 2/1/2028	1,400	1,361
2.63%, 2/15/2029	1,009	859
2.55%, 2/15/2031	2,471	2,049
2.25%, 11/15/2031	708	564
TransDigm, Inc. 6.25%, 3/15/2026 (a)	488	486
Transocean Pontus Ltd. 6.13%, 8/1/2025 (a)	138	134
Transocean Poseidon Ltd. 6.88%, 2/1/2027 (a)	110	107
Transocean Proteus Ltd. 6.25%, 12/1/2024 (a)	97	95
Transocean, Inc. 11.50%, 1/30/2027 (a)	193	195
Travel + Leisure Co.
6.60%, 10/1/2025 (f)	243	239

JPMorgan Global Bond Opportunities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
United States — continued
6.00%, 4/1/2027 (f)	99	93
Trinseo Materials Operating SCA
5.38%, 9/1/2025 (a)	946	758
5.13%, 4/1/2029 (a)	730	464
TripAdvisor, Inc. 7.00%, 7/15/2025 (a)	2,317	2,288
Triton Water Holdings, Inc. 6.25%, 4/1/2029 (a)	466	363
Triumph Group, Inc. 7.75%, 8/15/2025	715	613
Uber Technologies, Inc. 4.50%, 8/15/2029 (a)	1,460	1,271
UGI International LLC 2.50%, 12/1/2029 (c)	EUR 1,985	1,552
Union Electric Co. 3.90%, 4/1/2052	885	722
United Rentals North America, Inc.
5.50%, 5/15/2027	1,321	1,303
4.88%, 1/15/2028	195	187
3.88%, 2/15/2031	438	377
United States Cellular Corp. 6.70%, 12/15/2033	2,794	2,444
United States Steel Corp. 6.88%, 3/1/2029	190	185
UnitedHealth Group, Inc. 5.35%, 2/15/2033	3,770	3,925
US Foods, Inc. 4.75%, 2/15/2029 (a)	135	120
Vail Resorts, Inc. 6.25%, 5/15/2025 (a)	2,290	2,288
Verizon Communications, Inc.
1.75%, 1/20/2031	3,960	3,102
2.55%, 3/21/2031	4,805	4,006
2.36%, 3/15/2032	1,800	1,445
2.65%, 11/20/2040	905	626
Viavi Solutions, Inc. 3.75%, 10/1/2029 (a)	222	183
VICI Properties LP, REIT
3.50%, 2/15/2025 (a)	220	207
4.25%, 12/1/2026 (a)	823	766
5.75%, 2/1/2027 (a)	258	250
3.75%, 2/15/2027 (a)	240	216
4.63%, 12/1/2029 (a)	664	602
4.13%, 8/15/2030 (a)	245	212
Vista Outdoor, Inc. 4.50%, 3/15/2029 (a)	4,054	3,081
Vistra Operations Co. LLC
5.50%, 9/1/2026 (a)	332	321
3.70%, 1/30/2027 (a)	3,157	2,886
5.63%, 2/15/2027 (a)	820	793
4.38%, 5/1/2029 (a)	1,126	1,007
VMware, Inc.
4.70%, 5/15/2030	2,057	1,932
2.20%, 8/15/2031	3,895	2,973
Wabash National Corp. 4.50%, 10/15/2028 (a)	2,300	1,945
Warnermedia Holdings, Inc.
3.76%, 3/15/2027 (a)	5,630	5,131
4.28%, 3/15/2032 (a)	8,173	6,939
5.05%, 3/15/2042 (a)	1,765	1,413

JPMorgan Global Bond Opportunities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
United States — continued
Wells Fargo & Co.
(SOFR + 1.60%), 1.65%, 6/2/2024 (b)	7,000	6,873
Series BB, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.45%), 3.90%, 3/15/2026 (b) (d) (e)	4,790	4,173
(ICE LIBOR USD 3 Month + 1.17%), 3.20%, 6/17/2027 (b)	7,030	6,544
(SOFR + 1.51%), 3.53%, 3/24/2028 (b)	4,820	4,477
(ICE LIBOR USD 3 Month + 1.31%), 3.58%, 5/22/2028 (b)	3,320	3,081
(SOFR + 1.26%), 2.57%, 2/11/2031 (b)	4,205	3,518
4.90%, 11/17/2045	1,210	1,068
Welltower, Inc., REIT 3.85%, 6/15/2032	1,390	1,209
Wesco Aircraft Holdings, Inc. 9.00%, 11/15/2026 (a)	1,254	796
WESCO Distribution, Inc.
7.13%, 6/15/2025 (a)	950	962
7.25%, 6/15/2028 (a)	125	127
William Carter Co. (The) 5.63%, 3/15/2027 (a)	752	721
Williams Cos., Inc. (The) 3.50%, 10/15/2051	3,945	2,790
WMG Acquisition Corp.
2.75%, 7/15/2028 (c)	EUR 700	648
3.00%, 2/15/2031 (a)	1,306	1,082
2.25%, 8/15/2031 (c)	EUR 728	584
WP Carey, Inc., REIT
2.40%, 2/1/2031	580	461
2.25%, 4/1/2033	2,800	2,070
WR Grace Holdings LLC 4.88%, 6/15/2027 (a)	180	161
Wynn Las Vegas LLC 5.50%, 3/1/2025 (a)	1,875	1,800
Wynn Resorts Finance LLC 5.13%, 10/1/2029 (a)	3,069	2,667
Zayo Group Holdings, Inc. 4.00%, 3/1/2027 (a)	1,313	940
ZoomInfo Technologies LLC 3.88%, 2/1/2029 (a)	1,110	938
		1,038,179
Total Corporate Bonds (Cost $2,127,236)		1,831,325
Foreign Government Securities — 14.9%
Angola — 0.4%
Republic of Angola
8.00%, 11/26/2029 (c)	3,420	3,091
8.75%, 4/14/2032 (a)	5,198	4,646
9.13%, 11/26/2049 (c)	4,430	3,636
		11,373
Bahrain — 0.1%
Kingdom of Bahrain 6.00%, 9/19/2044 (c)	4,041	3,112
Brazil — 1.8%
Notas do Tesouro Nacional 10.00%, 1/1/2027	BRL 290,000	51,266

JPMorgan Global Bond Opportunities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Foreign Government Securities — continued
Canada — 1.7%
Canada Government Bond
0.25%, 5/1/2023	CAD 33,649	24,610
1.50%, 6/1/2023	CAD 33,357	24,459
		49,069
Colombia — 0.3%
Republic of Colombia
3.13%, 4/15/2031	5,580	4,129
5.20%, 5/15/2049	5,688	3,825
		7,954
Costa Rica — 0.1%
Republic of Costa Rica 6.13%, 2/19/2031 (c)	3,310	3,202
Dominican Republic — 0.2%
Dominican Republic Government Bond
6.88%, 1/29/2026 (a)	4,620	4,669
6.85%, 1/27/2045 (c)	1,680	1,461
		6,130
Ecuador — 0.1%
Republic of Ecuador 2.50%, 7/31/2035 (c) (f)	5,870	2,556
Ethiopia — 0.1%
Federal Democratic Republic of Ethiopia 6.63%, 12/11/2024 (c)	2,239	1,369
Israel — 0.2%
State of Israel Government Bond 3.38%, 1/15/2050	7,840	5,970
Italy — 1.5%
Italian Republic Government Bond
0.88%, 5/6/2024	13,407	12,460
2.38%, 10/17/2024	20,243	18,966
2.88%, 10/17/2029	15,840	13,076
		44,502
Ivory Coast — 0.4%
Republic of Cote d'Ivoire
6.38%, 3/3/2028 (c)	2,330	2,234
6.13%, 6/15/2033 (c)	4,060	3,588
6.88%, 10/17/2040 (a)	EUR 7,400	5,878
		11,700
Jamaica — 0.2%
Jamaica Government Bond
8.00%, 3/15/2039	2,806	3,192
7.88%, 7/28/2045	2,823	3,092
		6,284
Kazakhstan — 0.2%
Republic of Kazakhstan 1.50%, 9/30/2034 (a)	EUR 6,252	4,603
Kenya — 0.2%
Republic of Kenya 6.30%, 1/23/2034 (a)	8,237	6,456

JPMorgan Global Bond Opportunities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Foreign Government Securities — continued
Lebanon — 0.0% ^
Lebanese Republic
6.65%, 4/22/2024 (c) (i)	3,207	186
6.65%, 11/3/2028 (c) (i)	3,134	174
		360
Mexico — 2.7%
Mex Bonos Desarr Fix Rt
7.75%, 5/29/2031	MXN 851,970	40,307
8.50%, 11/18/2038	MXN 511,000	24,805
United Mexican States
3.77%, 5/24/2061	7,068	4,780
3.75%, 4/19/2071	11,835	7,900
		77,792
Nigeria — 0.3%
Federal Republic of Nigeria
7.88%, 2/16/2032 (c)	630	480
7.38%, 9/28/2033 (a)	3,770	2,748
7.63%, 11/28/2047 (c)	10,214	6,716
		9,944
Oman — 0.2%
Sultanate of Oman Government Bond
5.63%, 1/17/2028 (c)	3,200	3,132
6.75%, 1/17/2048 (c)	3,450	3,161
		6,293
Paraguay — 0.4%
Republic of Paraguay
5.00%, 4/15/2026 (c)	3,010	2,996
5.00%, 4/15/2026 (a)	259	258
4.95%, 4/28/2031 (a)	4,630	4,453
3.85%, 6/28/2033 (a)	1,521	1,315
5.60%, 3/13/2048 (c)	990	854
5.40%, 3/30/2050 (c)	2,278	1,915
		11,791
Philippines — 0.1%
Republic of Philippines 2.95%, 5/5/2045	5,550	3,969
Portugal — 0.4%
Portuguese Republic 5.13%, 10/15/2024 (c)	12,380	12,371
Qatar — 0.3%
State of Qatar
4.63%, 6/2/2046 (c)	528	494
5.10%, 4/23/2048 (c)	5,270	5,270
4.40%, 4/16/2050 (a)	2,960	2,690
		8,454

JPMorgan Global Bond Opportunities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Foreign Government Securities — continued
Romania — 0.3%
Romania Government Bond
6.63%, 9/27/2029 (a)	EUR 5,389	5,687
4.63%, 4/3/2049 (a)	EUR 3,467	2,708
		8,395
Senegal — 0.3%
Republic of Senegal
6.25%, 5/23/2033 (c)	6,380	5,312
6.75%, 3/13/2048 (c)	6,320	4,526
		9,838
Serbia, Republic Of — 0.2%
Republic of Serbia 1.50%, 6/26/2029 (a)	EUR 7,700	5,993
South Africa — 1.8%
Republic of South Africa
4.30%, 10/12/2028	5,530	4,999
7.00%, 2/28/2031	ZAR 326,737	15,194
8.88%, 2/28/2035	ZAR 547,332	26,757
5.75%, 9/30/2049	6,780	5,153
		52,103
United Arab Emirates — 0.4%
United Arab Emirates Government Bond
4.05%, 7/7/2032 (a)	4,965	4,847
4.00%, 7/28/2050 (a)	6,850	4,246
4.95%, 7/7/2052 (a)	3,433	3,390
		12,483
Uruguay — 0.0% ^
Oriental Republic of Uruguay 5.10%, 6/18/2050	1,152	1,146
Total Foreign Government Securities (Cost $498,077)		436,478
Convertible Bonds — 4.7%
Austria — 0.0% ^
ams-OSRAM AG 2.13%, 11/3/2027 (c)	EUR 2,000	1,423
China — 0.1%
GDS Holdings Ltd. 2.00%, 6/1/2025	3,545	3,317
Israel — 0.2%
Nice Ltd. Zero Coupon, 9/15/2025	6,346	6,067
Singapore — 0.1%
Sea Ltd. 2.38%, 12/1/2025	2,370	2,408
United States — 4.3%
8x8, Inc. 0.50%, 2/1/2024	3,000	2,644
Air Transport Services Group, Inc. 1.13%, 10/15/2024	1,750	1,839
Airbnb, Inc. Zero Coupon, 3/15/2026	6,790	5,700
Alarm.com Holdings, Inc. Zero Coupon, 1/15/2026	4,967	3,990
ATI, Inc. 3.50%, 6/15/2025	1,796	3,679

JPMorgan Global Bond Opportunities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Convertible Bonds — continued
United States — continued
Bentley Systems, Inc. 0.13%, 1/15/2026	2,506	2,316
BigCommerce Holdings, Inc. 0.25%, 10/1/2026	6,136	4,331
Block, Inc.
0.13%, 3/1/2025	1,725	1,684
Zero Coupon, 5/1/2026	3,185	2,556
0.25%, 11/1/2027	840	634
Box, Inc. Zero Coupon, 1/15/2026	2,759	3,293
Cheesecake Factory, Inc. (The) 0.38%, 6/15/2026	3,957	3,287
Confluent, Inc. Zero Coupon, 1/15/2027 (a)	500	376
Dropbox, Inc. Zero Coupon, 3/1/2028	7,816	7,050
Envestnet, Inc.
0.75%, 8/15/2025	760	674
2.63%, 12/1/2027 (a)	2,075	2,174
Eventbrite, Inc. 0.75%, 9/15/2026	1,897	1,331
Everbridge, Inc. Zero Coupon, 3/15/2026	4,874	4,163
Ford Motor Co. Zero Coupon, 3/15/2026	3,583	3,701
Greenbrier Cos., Inc. (The) 2.88%, 4/15/2028	5,365	5,014
Guess?, Inc. 2.00%, 4/15/2024	2,245	2,340
Integra LifeSciences Holdings Corp. 0.50%, 8/15/2025	3,245	3,127
Itron, Inc. Zero Coupon, 3/15/2026	3,175	2,620
JetBlue Airways Corp. 0.50%, 4/1/2026	2,490	1,866
Kite Realty Group LP REIT, 0.75%, 4/1/2027 (a)	2,431	2,335
Live Nation Entertainment, Inc. 2.50%, 3/15/2023	3,255	3,629
Lyft, Inc. 1.50%, 5/15/2025	4,465	3,869
Microchip Technology, Inc. 1.63%, 2/15/2027	1,025	2,299
ON Semiconductor Corp. Zero Coupon, 5/1/2027	6,061	9,279
Palo Alto Networks, Inc. 0.38%, 6/1/2025	3,690	6,463
Pebblebrook Hotel Trust REIT, 1.75%, 12/15/2026	3,432	3,089
PetIQ, Inc. 4.00%, 6/1/2026	590	510
RingCentral, Inc. Zero Coupon, 3/1/2025	1,975	1,689
Silicon Laboratories, Inc. 0.63%, 6/15/2025	4,285	5,643
Snap, Inc.
0.75%, 8/1/2026	1,075	935
Zero Coupon,5/1/2027	1,711	1,194
0.13%, 3/1/2028 (a)	1,025	689
Southwest Airlines Co. 1.25%, 5/1/2025	2,750	3,570
Summit Hotel Properties, Inc. REIT, 1.50%, 2/15/2026	1,156	1,056
Topgolf Callaway Brands Corp. 2.75%, 5/1/2026	1,433	1,948
TripAdvisor, Inc. 0.25%, 4/1/2026	4,350	3,454
Vail Resorts, Inc. Zero Coupon, 1/1/2026	2,210	2,064
Wolfspeed, Inc. 0.25%, 2/15/2028 (a)	2,055	1,983
		126,087
Total Convertible Bonds (Cost $150,081)		139,302

JPMorgan Global Bond Opportunities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Commercial Mortgage-Backed Securities — 3.9%
United States — 3.9%
A10 Revolving Asset Financing I LLC , 8.30%, 1/9/2020 ‡ (h)	250	248
BAMLL Re-REMIC Trust Series 2013-FRR3, Class A, PO, 6/26/2023 (a)	4,375	4,153
BANK
Series 2018-BN10, Class C, 4.16%, 2/15/2061 ‡ (h)	1,168	987
Series 2018-BN13, Class C, 4.73%, 8/15/2061 ‡ (h)	1,703	1,434
Series 2019-BN20, Class XA, IO, 0.94%, 9/15/2062 (h)	7,659	323
Series 2019-BN20, Class C, 3.78%, 9/15/2062 ‡ (h)	2,556	1,992
Series 2020-BN25, Class XA, IO, 1.00%, 1/15/2063 (h)	32,353	1,518
Benchmark Mortgage Trust Series 2019-B11, Class C, 3.75%, 5/15/2052 ‡ (h)	5,352	4,129
BX Commercial Mortgage Trust Series 2021-XL2, Class A, 4.56%, 10/15/2038 (a) (h)	7,215	6,880
BX Trust
Series 2022-CLS, Class A, 5.76%, 10/13/2027 (a)	4,386	4,339
Series 2022-LBA6, Class A, 4.79%, 1/15/2039 (a) (h)	10,375	9,932
Cascade Funding Mortgage Trust Series 2021-FRR1, Class BK45, 2.10%, 2/28/2025 ‡ (a) (h)	13,900	12,188
CCUBS Commercial Mortgage Trust Series 2017-C1, Class C, 4.58%, 11/15/2050 ‡ (h)	484	412
CD Mortgage Trust Series 2016-CD2, Class C, 4.11%, 11/10/2049 ‡ (h)	303	248
Citigroup Commercial Mortgage Trust Series 2014-GC23, Class C, 4.58%, 7/10/2047 ‡ (h)	353	332
FHLMC, Multi-Family Structured Pass-Through Certificates
Series K033, Class X1, IO, 0.40%, 7/25/2023 (h)	62,721	79
Series K729, Class X1, IO, 0.47%, 10/25/2024 (h)	25,187	121
Series K731, Class X3, IO, 2.18%, 5/25/2025 (h)	3,460	168
Series K739, Class X1, IO, 1.32%, 9/25/2027 (h)	38,579	1,695
Series K104, Class X1, IO, 1.25%, 1/25/2030 (h)	25,618	1,578
Series K108, Class X1, IO, 1.81%, 3/25/2030 (h)	11,993	1,147
Series K117, Class X1, IO, 1.34%, 8/25/2030 (h)	42,625	3,044
Series K-1511, Class X3, IO, 3.54%, 4/25/2034 (h)	7,620	1,935
Series K153, Class X3, IO, 3.91%, 4/25/2035 (h)	5,560	1,337
Series K036, Class X3, IO, 2.18%, 12/25/2041 (h)	31,545	577
Series K041, Class X3, IO, 1.70%, 11/25/2042 (h)	30,520	790
Series K054, Class X3, IO, 1.65%, 4/25/2043 (h)	66,098	2,802
Series K047, Class X3, IO, 1.55%, 6/25/2043 (h)	28,400	940
Series K050, Class X3, IO, 1.61%, 10/25/2043 (h)	21,110	757
Series K052, Class X3, IO, 1.67%, 1/25/2044 (h)	15,770	645
Series K726, Class X3, IO, 2.22%, 7/25/2044 (h)	6,381	179
Series K067, Class X3, IO, 2.19%, 9/25/2044 (h)	25,210	2,031
Series K729, Class X3, IO, 2.03%, 11/25/2044 (h)	7,055	225
Series K724, Class X3, IO, 1.93%, 12/25/2044 (h)	10,996	187
Series K071, Class X3, IO, 2.08%, 11/25/2045 (h)	19,450	1,593
Series K072, Class X3, IO, 2.21%, 12/25/2045 (h)	12,354	1,084
Series K089, Class X3, IO, 2.38%, 1/25/2046 (h)	11,650	1,322
Series K078, Class X3, IO, 2.29%, 6/25/2046 (h)	10,990	1,084
Series K088, Class X3, IO, 2.43%, 2/25/2047 (h)	12,520	1,447
Series K094, Class X3, IO, 2.20%, 7/25/2047 (h)	4,450	487
FNMA ACES
Series 2020-M39, Class X2, IO, 1.66%, 8/25/2031 (h)	10,780	723
Series 2016-M4, Class X2, IO, 2.70%, 1/25/2039 (h)	3,114	50
FREMF Series 2018-KF46, Class B, 5.75%, 3/25/2028 (a) (h)	805	785

JPMorgan Global Bond Opportunities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Commercial Mortgage-Backed Securities — continued
United States — continued
FREMF Mortgage Trust
Series 2017-KF29, Class B, 7.35%, 2/25/2024 (a) (h)	624	624
Series 2017-KF31, Class B, 6.70%, 4/25/2024 (a) (h)	685	680
Series 2017-KF36, Class B, 6.45%, 8/25/2024 (a) (h)	527	526
Series 2017-KF38, Class B, 6.30%, 9/25/2024 (a) (h)	251	246
Series 2017-KF41, Class B, 6.30%, 11/25/2024 (a) (h)	304	302
Series 2018-KF42, Class B, 6.00%, 12/25/2024 (a) (h)	647	632
Series 2018-KF45, Class B, 5.75%, 3/25/2025 (a) (h)	214	209
Series 2018-KF47, Class B, 5.80%, 5/25/2025 (a) (h)	156	155
Series 2016-KF24, Class B, 8.80%, 10/25/2026 (a) (h)	172	173
Series 2017-KF40, Class B, 6.50%, 11/25/2027 (a) (h)	537	530
Series 2018-KF50, Class B, 5.70%, 7/25/2028 (a) (h)	645	635
Series 2017-K729, Class B, 3.80%, 11/25/2049 (a) (h)	900	859
Series 2017-K728, Class B, 3.77%, 11/25/2050 (a) (h)	4,200	4,039
Series 2017-K728, Class C, 3.77%, 11/25/2050 (a) (h)	1,265	1,205
GNMA
Series 2013-48, IO, 0.35%, 7/16/2054 (h)	12,359	135
Series 2017-9, IO, 0.65%, 1/16/2057 (h)	5,459	202
Series 2017-151, IO, 0.75%, 9/16/2057 (h)	2,402	96
Series 2016-157, IO, 0.89%, 11/16/2057 (h)	6,430	280
Series 2016-119, IO, 0.77%, 4/16/2058 (h)	4,510	138
Series 2017-54, IO, 0.68%, 12/16/2058 (h)	2,205	86
Series 2017-23, IO, 0.61%, 5/16/2059 (h)	5,186	183
GS Mortgage Securities Trust Series 2015-GC30, Class C, 4.20%, 5/10/2050 ‡ (h)	605	540
Harvest Commercial Capital Loan Trust Series 2019-1, Class A, 3.29%, 9/25/2046 (a) (h)	240	230
Hunt Companies Finance Trust, Inc. , 7.25%, 2/13/2025 ‡	6,000	5,820
ILPT Commercial Mortgage Trust Series 2022-LPF2, Class A, 6.04%, 10/15/2039 (a) (h)	2,729	2,708
JPMBB Commercial Mortgage Securities Trust
Series 2015-C30, Class C, 4.37%, 7/15/2048 ‡ (h)	860	757
Series 2015-C31, Class C, 4.78%, 8/15/2048 ‡ (h)	395	359
JPMorgan Chase Commercial Mortgage Securities Trust Series 2016-JP4, Class C, 3.52%, 12/15/2049 ‡ (h)	484	407
LB-UBS Commercial Mortgage Trust Series 2006-C6, Class AJ, 5.45%, 9/15/2039 ‡ (h)	1,171	513
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2014-C14, Class C, 5.23%, 2/15/2047 ‡ (h)	364	351
Series 2015-C24, Class C, 4.48%, 5/15/2048 ‡ (h)	607	552
Morgan Stanley Capital I Trust
Series 2005-HQ7, Class E, 5.49%, 11/14/2042 ‡ (h)	821	804
Series 2015-MS1, Class B, 4.16%, 5/15/2048 ‡ (h)	470	434
P4 SFR Series 2019-STL B, 9.25%, 10/11/2026 ‡	3,800	3,667
UBS Commercial Mortgage Trust Series 2017-C7, Class B, 4.29%, 12/15/2050 ‡ (h)	1,795	1,602
Velocity Commercial Capital Loan Trust
Series 2018-2, Class A, 4.05%, 10/26/2048 (a) (h)	1,436	1,371
Series 2019-3, Class A, 3.03%, 10/25/2049 (a) (h)	769	725
Series 2020-1, Class AFX, 2.61%, 2/25/2050 (a) (h)	2,418	2,241

JPMorgan Global Bond Opportunities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Commercial Mortgage-Backed Securities — continued
United States — continued
Wells Fargo Commercial Mortgage Trust
Series 2016-C35, Class C, 4.18%, 7/15/2048 (h)	386	314
Series 2019-C49, Class C, 4.87%, 3/15/2052 ‡ (h)	1,007	863
Total Commercial Mortgage-Backed Securities (Cost $126,861)		114,120
Asset-Backed Securities — 3.6%
Cayman Islands — 0.3%
AIMCO CLO Ltd. Series 2019-10A, Class AR, 5.38%, 7/22/2032 (a) (h)	550	536
Apidos CLO Series 2020-34A, Class A1R, 5.39%, 1/20/2035 (a) (h)	925	898
Bain Capital Credit CLO Series 2019-1A, Class AR, 5.36%, 4/19/2034 (a) (h)	3,300	3,198
LCM XVI LP Series 16A, Class A2R, 5.26%, 10/15/2031 (a) (h)	1,860	1,832
Madison Park Funding Ltd. Series 2020-45A, Class AR, 5.20%, 7/15/2034 (a) (h)	675	656
Palmer Square Loan Funding Ltd. Series 2021-4A, Class A1, 4.88%, 10/15/2029 (a) (h)	2,782	2,742
Renew Series 2017-1A, Class B, 5.75%, 9/20/2052 ‡ (a)	161	149
		10,011
United States — 3.3%
Accelerated Assets LLC Series 2018-1, Class C, 6.65%, 12/2/2033 ‡ (a)	896	867
ACE Securities Corp. Home Equity Loan Trust Series 2004-OP1, Class M2, 5.62%, 4/25/2034 ‡ (h)	38	36
Affirm Asset Securitization Trust Series 2022-A, Class 1A, 4.30%, 5/17/2027 (a)	3,304	3,131
American Credit Acceptance Receivables Trust Series 2022-3, Class D, 5.83%, 10/13/2028 (a)	3,739	3,590
Amur Equipment Finance Receivables XI LLC Series 2022-2A, Class A2, 5.30%, 6/21/2028 (a)	2,403	2,375
Argent Securities, Inc. Asset-Backed Pass-Through Certificates Series 2004-W3, Class A3, 3.45%, 2/25/2034 ‡ (h)	47	43
Avis Budget Rental Car Funding AESOP LLC
Series 2018-1A, Class C, 4.73%, 9/20/2024 (a)	680	666
Series 2019-2A, Class C, 4.24%, 9/22/2025 (a)	810	771
BHG Securitization Trust
Series 2021-B, Class A, 0.90%, 10/17/2034 (a)	704	660
Series 2022-C, Class A, 5.32%, 10/17/2035 (a)	1,858	1,840
Business Jet Securities LLC Series 2020-1A, Class C, 7.14%, 11/15/2035 ‡ (a)	1,547	1,451
CIG Auto Receivables Trust Series 2019-1A, Class C, 3.82%, 8/15/2024 (a)	638	637
Countrywide Asset-Backed Certificates
Series 2002-4, Class M1, 5.17%, 12/25/2032 ‡ (h)	17	17
Series 2004-ECC2, Class M2, 5.02%, 12/25/2034 ‡ (h)	499	489
Diamond Resorts Owner Trust Series 2018-1, Class C, 4.53%, 1/21/2031 ‡ (a)	976	953
Drive Auto Receivables Trust Series 2020-1, Class D, 2.70%, 5/17/2027	2,985	2,909
DRIVEN BRANDS FUNDING LLC Series 2019-2A, Class A2, 3.98%, 10/20/2049 (a)	1,785	1,583
DT Auto Owner Trust
Series 2019-4A, Class D, 2.85%, 7/15/2025 (a)	3,067	3,025
Series 2020-2A, Class D, 4.73%, 3/16/2026 (a)	650	641
Exeter Automobile Receivables Trust
Series 2018-3A, Class E, 5.43%, 8/15/2024 (a)	900	898
Series 2018-2A, Class E, 5.33%, 5/15/2025 (a)	1,790	1,789
Series 2018-3A, Class F, 6.55%, 8/25/2025 (a)	880	877
Series 2019-3A, Class E, 4.00%, 8/17/2026 (a)	1,570	1,502
FirstKey Homes Trust
Series 2020-SFR2, Class F1, 3.02%, 10/19/2037 ‡ (a)	3,000	2,604

JPMorgan Global Bond Opportunities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
United States — continued
Series 2020-SFR2, Class F2, 3.12%, 10/19/2037 ‡ (a)	2,000	1,725
FREED ABS Trust
Series 2020-FP1, Class C, 4.37%, 3/18/2027 ‡ (a)	539	538
Series 2022-3FP, Class B, 5.79%, 8/20/2029 ‡ (a)	7,310	7,188
Fremont Home Loan Trust Series 2004-2, Class M2, 4.97%, 7/25/2034 (h)	7	7
GLS Auto Receivables Issuer Trust
Series 2022-3A, Class B, 4.92%, 1/15/2027 (a)	450	439
Series 2022-3A, Class C, 5.34%, 6/15/2028 (a)	683	663
Series 2022-3A, Class D, 6.42%, 6/15/2028 (a)	510	484
Series 2021-3A, Class E, 3.20%, 10/16/2028 (a)	3,530	3,010
GoldenTree Loan Opportunities Ltd. Series 2015-10A, Class AR, 5.36%, 7/20/2031 (a) (h)	4,800	4,742
Hertz Vehicle Financing LLC Series 2021-1A, Class C, 2.05%, 12/26/2025 (a)	1,370	1,223
HIN Timeshare Trust Series 2020-A, Class D, 5.50%, 10/9/2039 ‡ (a)	2,279	2,097
Home Equity Asset Trust Series 2004-6, Class M2, 4.94%, 12/25/2034 ‡ (h)	28	27
JetBlue Pass-Through Trust
Series 2019-1, Class B, 8.00%, 11/15/2027	671	656
Series 2019-1, Class A, 2.95%, 5/15/2028	519	434
Series 2020-1, Class B, 7.75%, 11/15/2028	404	391
Marlette Funding Trust Series 2022-3A, Class A, 5.18%, 11/15/2032 (a)	2,641	2,612
Merrill Lynch Mortgage Investors Trust Series 2003-OPT1, Class M1, 5.02%, 7/25/2034 (h)	21	20
Mid-State Capital Corp. Trust Series 2006-1, Class M2, 6.74%, 10/15/2040 ‡ (a)	70	68
MVW LLC Series 2021-1WA, Class D, 3.17%, 1/22/2041 ‡ (a)	5,115	4,483
OL SP LLC
Series 2018, Class C, 4.25%, 5/15/2025 ‡	374	363
Series 2018, Class B, 4.61%, 2/9/2030 ‡	383	375
Pagaya AI Technology in Housing Trust Series 2022-1, Class D, 4.25%, 8/25/2025 ‡ (a)	2,668	2,384
PNMAC FMSR ISSUER TRUST Series 2018-FT1, Class A, 6.39%, 4/25/2023 (a) (h)	1,980	1,866
Prestige Auto Receivables Trust Series 2018-1A, Class D, 4.14%, 10/15/2024 (a)	834	832
RASC Trust
Series 2005-EMX1, Class M1, 4.69%, 3/25/2035 ‡ (h)	218	215
Series 2005-KS2, Class M1, 4.69%, 3/25/2035 ‡ (h)	3	3
Renaissance Home Equity Loan Trust
Series 2005-1, Class AF6, 5.47%, 5/25/2035 ‡ (f)	53	51
Series 2005-2, Class M1, 5.05%, 8/25/2035 ‡ (f)	605	520
Republic Finance Issuance Trust Series 2020-A, Class A, 2.47%, 11/20/2030 (a)	1,253	1,181
Santander Drive Auto Receivables Trust
Series 2022-6, Class A2, 4.37%, 5/15/2025	1,647	1,637
Series 2022-6, Class C, 4.96%, 11/15/2028	1,035	999
Santander Revolving Auto Loan Trust
Series 2019-A, Class A, 2.51%, 1/26/2032 (a)	2,760	2,592
Series 2019-A, Class C, 3.00%, 1/26/2032 (a)	2,960	2,735
Series 2019-A, Class D, 3.45%, 1/26/2032 (a)	4,000	3,624
Saxon Asset Securities Trust Series 2004-3, Class M1, 4.94%, 12/26/2034 ‡ (h)	162	151
Structured Asset Investment Loan Trust Series 2003-BC10, Class A4, 5.04%, 10/25/2033 ‡ (h)	25	25
Tesla Auto Lease Trust
Series 2020-A, Class E, 4.64%, 8/20/2024 (a)	1,220	1,199

JPMorgan Global Bond Opportunities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
United States — continued
Series 2021-A, Class D, 1.34%, 3/20/2025 (a)	3,826	3,605
US Auto Funding Series 2021-1A, Class C, 2.20%, 5/15/2026 (a)	7,300	6,906
		95,424
Total Asset-Backed Securities (Cost $109,949)		105,435
Collateralized Mortgage Obligations — 1.6%
United Kingdom — 0.0% ^
Brass NO 8 plc Series 8A, Class A1, 5.34%, 11/16/2066 (a) (h)	440	440
United States — 1.6%
Alternative Loan Trust
Series 2004-25CB, Class A1, 6.00%, 12/25/2034	1,989	1,711
Series 2005-6CB, Class 1A6, 5.50%, 4/25/2035	43	36
Series 2005-21CB, Class A17, 6.00%, 6/25/2035	697	556
Series 2005-80CB, Class 5A1, 6.00%, 2/25/2036	1,490	1,398
Angel Oak Mortgage Trust Series 2020-1, Class A1, 2.47%, 12/25/2059 (a) (h)	617	576
Angel Oak Mortgage Trust I LLC Series 2019-4, Class A3, 3.30%, 7/26/2049 (a) (h)	35	35
Chase Mortgage Finance Trust Series 2007-A1, Class 2A3, 3.65%, 2/25/2037 (h)	23	21
CHL Mortgage Pass-Through Trust Series 2007-16, Class A1, 6.50%, 10/25/2037	947	472
Connecticut Avenue Securities Trust Series 2019-R07, Class 1M2, 6.12%, 10/25/2039 ‡ (a) (h)	251	251
DSLA Mortgage Loan Trust Series 2005-AR4, Class 2A1A, 4.46%, 8/19/2045 (h)	434	359
FHLMC, REMIC
Series 3914, Class LS, IF, IO, 2.93%, 8/15/2026 (h)	132	2
Series 4304, Class DI, IO, 2.50%, 1/15/2027	67	1
Series 4030, Class IL, IO, 3.50%, 4/15/2027	94	4
Series 4043, Class PI, IO, 2.50%, 5/15/2027	571	23
Series 4057, Class UI, IO, 3.00%, 5/15/2027	277	9
Series 4120, Class UI, IO, 3.00%, 10/15/2027	297	11
Series 4323, Class IW, IO, 3.50%, 4/15/2028	36	1
Series 4311, Class QI, IO, 3.00%, 10/15/2028	268	7
Series 4324, Class AI, IO, 3.00%, 11/15/2028	179	6
Series 4313, Class UI, IO, 3.00%, 3/15/2029	471	25
Series 4280, Class KI, IO, 3.50%, 9/15/2031	154	3
Series 3459, Class JS, IF, IO, 2.38%, 6/15/2038 (h)	164	14
Series 4018, Class HI, IO, 4.50%, 3/15/2041	83	7
Series 4073, Class IQ, IO, 4.00%, 7/15/2042	139	21
Series 4173, Class I, IO, 4.00%, 3/15/2043	358	61
Series 4305, Class SK, IF, IO, 2.73%, 2/15/2044 (h)	3,607	430
Series 4372, Class SY, IF, IO, 2.23%, 8/15/2044 (h)	477	45
Series 4585, Class JI, IO, 4.00%, 5/15/2045	1,391	207
Series 4694, Class SA, IF, IO, 2.23%, 6/15/2047 (h)	3,000	385
Series 4689, Class SD, IF, IO, 2.28%, 6/15/2047 (h)	5,777	753
Series 4714, Class SA, IF, IO, 2.28%, 8/15/2047 (h)	4,556	544
Series 4983, Class SY, IF, IO, 2.08%, 5/25/2050 (h)	6,438	738
Series 5022, IO, 3.00%, 9/25/2050	7,190	1,026
Series 5023, Class MI, IO, 3.00%, 10/25/2050	13,250	2,361
Series 5072, Class DI, IO, 3.50%, 2/25/2051	12,406	2,317

JPMorgan Global Bond Opportunities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
United States — continued
FHLMC, STRIPS Series 319, Class S2, IF, IO, 2.13%, 11/15/2043 (h)	7,037	743
FNMA, REMIC
Series 2012-145, Class EI, IO, 3.00%, 1/25/2028	552	29
Series 2013-15, IO, 2.50%, 3/25/2028	884	41
Series 2014-35, Class KI, IO, 3.00%, 6/25/2029	583	33
Series 2014-44, Class QI, IO, 3.00%, 8/25/2029	304	14
Series 2012-120, Class DI, IO, 3.00%, 3/25/2031	35	—
Series 2013-66, Class IE, IO, 3.00%, 8/25/2032	2,605	111
Series 2013-61, Class HI, IO, 3.00%, 6/25/2033	2,410	248
Series 2013-64, Class LI, IO, 3.00%, 6/25/2033	590	58
Series 2013-5, Class BI, IO, 3.50%, 3/25/2040	3	—
Series 2012-93, Class SE, IF, IO, 2.08%, 9/25/2042 (h)	1,659	173
Series 2012-93, Class SG, IF, IO, 2.08%, 9/25/2042 (h)	300	29
Series 2012-133, Class NS, IF, IO, 2.13%, 12/25/2042 (h)	3,083	318
Series 2014-14, Class SA, IF, IO, 1.93%, 4/25/2044 (h)	4,725	493
Series 2015-40, Class LS, IF, IO, 2.15%, 6/25/2045 (h)	2,426	250
Series 2015-85, Class SA, IF, IO, 1.60%, 11/25/2045 (h)	3,016	274
Series 2016-25, Class SL, IF, IO, 1.98%, 5/25/2046 (h)	3,284	358
Series 2016-39, Class LS, IF, IO, 1.98%, 7/25/2046 (h)	9,699	1,266
Series 2016-61, Class ST, IF, IO, 1.98%, 9/25/2046 (h)	6,577	702
Series 2016-75, Class SC, IF, IO, 2.08%, 10/25/2046 (h)	8,041	638
Series 2017-13, Class AS, IF, IO, 2.03%, 2/25/2047 (h)	5,849	687
Series 2019-42, Class SK, IF, IO, 2.03%, 8/25/2049 (h)	3,718	411
Series 2017-57, Class SA, IF, IO, 2.08%, 8/25/2057 (h)	3,257	411
FNMA, STRIPS
Series 410, Class C12, IO, 5.50%, 7/25/2024	21	—
Series 401, Class C6, IO, 4.50%, 10/25/2029	163	6
GNMA
Series 2011-13, Class S, IF, IO, 2.06%, 1/16/2041 (h)	342	24
Series 2017-107, Class KS, IF, IO, 2.26%, 7/20/2047 (h)	3,696	368
Series 2019-42, Class SJ, IF, IO, 2.11%, 4/20/2049 (h)	2,569	271
Series 2019-115, Class SD, IF, IO, 2.16%, 9/20/2049 (h)	1,027	103
Series 2015-H13, Class GI, IO, 1.43%, 4/20/2065 (h)	2,072	48
Goodgreen Trust Series 2017-R15.00%, 10/20/2051 ‡	1,193	1,104
GSMSC Pass-Through Trust Series 2008-2R, Class 2A1, 7.50%, 10/25/2036 (a) (h)	127	30
HarborView Mortgage Loan Trust Series 2007-6, Class 2A1A, 4.13%, 8/19/2037 (h)	106	90
JPMorgan Alternative Loan Trust Series 2006-A2, Class 1A1, 4.40%, 5/25/2036 (h)	1,715	1,410
MASTR Alternative Loan Trust Series 2003-5, Class 30B1, 5.90%, 8/25/2033 ‡ (h)	161	101
PNMAC FMSR ISSUER TRUST
Series 2018-GT1, Class A, 6.89%, 2/25/2023 (a) (h)	1,400	1,358
Series 2018-GT2, Class A, 6.69%, 8/25/2025 (a) (h)	3,690	3,522
PRET LLC Series 2022-NPL4, Class A1, 6.56%, 8/25/2052 (a) (f)	3,403	3,345
SART Series 2017-14.75%, 7/15/2024	991	970
Starwood Mortgage Residential Trust Series 2020-1, Class A1, 2.27%, 2/25/2050 (a) (h)	153	147
Structured Adjustable Rate Mortgage Loan Trust Series 2005-1, Class 5A1, 3.60%, 2/25/2035 (h)	91	87

JPMorgan Global Bond Opportunities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
United States — continued
Verus Securitization Trust Series 2020-1, Class A1, 2.42%, 1/25/2060 (a) (f)	378	355
VM Master Issuer LLC Series 2022-1, Class A1, 5.16%, 5/24/2025 (a) (h)	12,600	11,871
		46,913
Total Collateralized Mortgage Obligations (Cost $57,017)		47,353
U.S. Treasury Obligations — 1.4%
United States — 1.4%
U.S. Treasury Bonds , 2.00%, 8/15/2051	20	14
U.S. Treasury Inflation Indexed Notes , 0.63%, 7/15/2032	41,910	40,266
Total U.S. Treasury Obligations (Cost $39,623)		40,280
Loan Assignments — 1.1% (b) (j)
Netherlands — 0.0% ^
CommScope, Inc., 1st Lien Term Loan B-2 (ICE LIBOR USD 1 Month + 3.25%), 7.32%, 4/6/2026	572	549
United States — 1.1%
AppleCaramel Buyer LLC, 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 3.75%), 7.84%, 10/19/2027	938	902
Brooks Automation, 1st Lien Term Loan B (1-MONTH SOFR + 3.10%), 5.26%, 2/1/2029 (k)	361	340
Brooks Automation, 2nd Lien Term Loan (1-MONTH SOFR + 5.60%), 7.35%, 2/1/2030	225	188
Caesars Resort Collection LLC, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.75%), 6.82%, 12/23/2024	4,546	4,512
Chamberlain Group LLC (The), 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.50%), 7.25%, 11/3/2028	1,005	939
Claire's Stores, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 6.50%), 10.57%, 12/18/2026 (l)	1,642	1,462
Conair Holdings LLC, 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 3.75%), 7.42%, 5/17/2028	3,815	3,199
Envision Healthcare Corp., 1st Lien Term Loan
(1-MONTH CME TERM SOFR + 3.75%), 7.49%, 3/31/2027	322	72
(1-MONTH CME TERM SOFR + 4.25%), 7.99%, 3/31/2027	131	39
FGI Operating Co. LLC, 1st Lien Term Loan (ICE LIBOR USD 3 Month + 11.00%), 12.00%, 5/16/2023 ‡ (i)	48	5
Genesys Telecom Holdings US, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 4.00%), 7.86%, 12/1/2027	2,715	2,632
Hercules Achievement, Inc., 1st Lien Term Loan (ICE LIBOR USD 1 Month + 3.50%), 7.57%, 12/16/2024	3,752	3,596
INEOS US Finance LLC, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.50%), 6.57%, 11/8/2028	246	235
IRB Holding Corp., 1st Lien Term Loan B
(ICE LIBOR USD 1 Month + 2.75%), 6.82%, 2/5/2025	1,060	1,040
(1-MONTH CME TERM SOFR + 3.00%), 6.89%, 12/15/2027	867	834
Madison IAQ LLC, 1st Lien Term Loan (ICE LIBOR USD 3 Month + 3.25%), 6.82%, 6/21/2028	620	587
Moran Foods LLC, 1st Lien Term Loan (ICE LIBOR USD 3 Month + 7.00%), 7.00%, 12/31/2038	56	45
Moran Foods LLC, 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 7.00%), 10.67%, 4/1/2024 ‡	432	347
Moran Foods LLC, Tranche A Second Lien Term Loan (ICE LIBOR USD 3 Month + 10.75%), 14.42%, 10/1/2024	455	264
Pactiv Evergreen Group Holdings, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.25%), 7.25%, 9/24/2028	1,757	1,729
Pike Corp., Delayed Draw Term Loan B (ICE LIBOR USD 1 Month + 3.00%), 7.08%, 1/21/2028	518	507
PrimeSource, 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 3.25%), 6.99%, 12/28/2027	1,020	884
Pure Fishing, Inc., 1st Lien Term Loan (ICE LIBOR USD 1 Month + 4.50%), 8.57%, 12/22/2025	2,458	1,670
Quikrete Holdings, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.00%), 7.07%, 6/11/2028	17	17
Red Ventures LLC, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.50%), 6.57%, 11/8/2024	178	176
Serta Simmons Bedding LLC, 1st Lien Term Loan (ICE LIBOR USD 1 Month + 7.50%), 10.79%, 8/10/2023	2,955	1,358
Staples, Inc., 1st Lien Term Loan (ICE LIBOR USD 3 Month + 5.00%), 7.78%, 4/16/2026	63	56
Team Health Holdings, Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 5.25%), 9.34%, 3/2/2027	963	665
Tekni-Plex, Inc., 1st Lien Term Loan (ICE LIBOR USD 3 Month + 4.00%), 7.67%, 9/15/2028	740	709

JPMorgan Global Bond Opportunities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Loan Assignments — continued
United States — continued
Tekni-Plex, Inc., Delayed Draw Term Loan B (ICE LIBOR USD 3 Month + 4.00%), 7.82%, 9/15/2028	105	101
Triton Water Holdings, Inc., 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 3.50%), 7.17%, 3/31/2028	330	304
Ultimate Software Group, Inc. (The), 1st Lien Term Loan (ICE LIBOR USD 1 Month + 3.75%), 7.82%, 5/4/2026	980	953
Ultra Resources, Inc., 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 3.75%), 7.06%, 8/3/2029	461	447
		30,814
Total Loan Assignments (Cost $35,381)		31,363
Supranational — 0.4%
African Export-Import Bank (The), 5.25%, 10/11/2023 (c)	2,380	2,344
European Union, 0.10%, 10/4/2040 (c)	EUR 14,420	9,231
Total Supranational (Cost $18,764)		11,575
	SHARES (000)
Common Stocks — 0.2%
France — 0.1%
Vallourec SA *	85	996
Luxembourg — 0.0% ^
Intelsat SA ‡ *	35	901
United States — 0.1%
Chesapeake Energy Corp.	13	1,302
Chord Energy Corp.	4	614
Claire's Stores, Inc. ‡ *	1	409
Clear Channel Outdoor Holdings, Inc. *	71	80
EP Energy Corp. ‡ *	10	74
Goodman Networks, Inc. ‡ *	1	—(m)
iHeartMedia, Inc., Class A *	24	197
Mallinckrodt plc *	10	108
Moran Foods Backstop Equity ‡ *	23	57
MYT Holding Co. ‡ *	247	71
NMG, Inc. ‡ *	2	276
Vistra Corp.	6	152
		3,340
Total Common Stocks (Cost $4,390)		5,237
Convertible Preferred Stocks — 0.1%
United States — 0.1%
Claire's Stores, Inc. ‡ *(Cost $279)	1	2,185
	NO. OF WARRANTS (000)
Warrants — 0.1%
United Kingdom — 0.1%
Nmg Research Ltd. expiring 9/24/2027, price 1.00 USD ‡ *	43	1,895

JPMorgan Global Bond Opportunities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	NO. OF WARRANTS (000)	VALUE ($000)
Warrants — continued
United States — 0.0% ^
Windstream Holdings, Inc. expiring 12/31/2049, price 10.75 USD ‡ *	1	11
Total Warrants (Cost $—)		1,906
	SHARES (000)
Preferred Stocks — 0.0% ^
United States — 0.0% ^
Goodman Networks, Inc. ‡ *	—	—
MYT Holding LLC Series A, 10.00%, 6/6/2029 ‡	419	450
Wells Fargo & Co. Series Z, 4.75%, 3/15/2025 ($25 par value) (d) (n)	13	238
Total Preferred Stocks (Cost $697)		688
	NO. OF RIGHTS (000)
Rights — 0.0% ^
Luxembourg — 0.0% ^
Intelsat Jackson Holdings SA, expiring 12/5/2025‡ *	8	—
United States — 0.0% ^
Vistra Corp., expiring 12/31/2049‡ *	6	8
Total Rights (Cost $—)		8
	SHARES (000)
Short-Term Investments — 1.6%
Investment Companies — 1.6%
JPMorgan Prime Money Market Fund Class Institutional Shares, 3.94% (o) (p)(Cost $46,466)	46,459	46,473
Total Investments — 96.2% (Cost $3,214,821)		2,813,728
Other Assets Less Liabilities — 3.8%		110,954
NET ASSETS — 100.0%		2,924,682

Percentages indicated are based on net assets.
Amounts presented as a dash ("-") represent amounts that round to less than a thousand.

Abbreviations
ABS	Asset-Backed Securities
ACES	Alternative Credit Enhancement Securities
BRL	Brazilian Real
CAD	Canadian Dollar
CLO	Collateralized Loan Obligations
CME	Chicago Mercantile Exchange
EUR	Euro
EURIBOR	Euro Interbank Offered Rate
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association

JPMorgan Global Bond Opportunities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
GBP	British Pound
GNMA	Government National Mortgage Association
ICE	Intercontinental Exchange
IF
Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index or have an interest rate that adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the rate in effect as of November 30, 2022. The rate may be subject to a cap and floor.

IO
Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.

JSC	Joint Stock Company
LIBOR	London Interbank Offered Rate
MXN	Mexican Peso
PO
Principal Only represents the right to receive the principal portion only on an underlying pool of mortgage loans. The market value of these securities is extremely volatile in response to changes in market interest rates. As prepayments on the underlying mortgages of these securities increase, the yield on these securities increases.

PT	Limited liability company
REIT	Real Estate Investment Trust
REMIC	Real Estate Mortgage Investment Conduit
Re-REMIC	Combined Real Estate Mortgage Investment Conduit
SCA	Limited partnership with share capital
SOFR	Secured Overnight Financing Rate
STRIPS
Separate Trading of Registered Interest and Principal of Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.

USD	United States Dollar
ZAR	South African Rand

^	Amount rounds to less than 0.1% of net assets.
‡	Value determined using significant unobservable inputs.
*	Non-income producing security.
(a)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(b)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of November 30, 2022.
(c)
Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.

(d)	Security is an interest bearing note with preferred security characteristics.
(e)
Security is perpetual and thus, does not have a predetermined maturity date. The coupon rate for this security is fixed for a period of time and may be structured to adjust thereafter. The date shown, if applicable, reflects the next call date. The coupon rate shown is the rate in effect as of November 30, 2022.

(f)
Step bond. Interest rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future contingent upon a predetermined trigger. The interest rate shown is the current rate as of November 30, 2022.

(g)	Security has the ability to pay in kind (“PIK”) or pay income in cash. When applicable, separate rates of such payments are disclosed.
(h)
Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of November 30, 2022.

(i)	Defaulted security.
(j)	Loan assignments are presented by obligor. Each series or loan tranche underlying each obligor may have varying terms.
(k)	All or a portion of this security is unsettled as of November 30, 2022. Unless otherwise indicated, the coupon rate is undetermined. The coupon rate shown may not be accrued for the entire position.
(l)	Fund is subject to legal or contractual restrictions on the resale of the security.
(m)	Value is zero.
(n)	The date shown reflects the next call date on which the issuer may redeem the security at par value. The coupon rate for this security is based on par value and is in effect as of November 30, 2022.
(o)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(p)	The rate shown is the current yield as of November 30, 2022.

JPMorgan Global Bond Opportunities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
Futures contracts outstanding as of November 30, 2022 (amounts in thousands, except number of contracts):

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
Euro-Schatz	11	12/08/2022	EUR	1,224	(13)
U.S. Treasury 10 Year Ultra Note	877	03/22/2023	USD	105,418	579
U.S. Treasury Ultra Bond	430	03/22/2023	USD	59,004	634
U.S. Treasury 5 Year Note	1,140	03/31/2023	USD	124,028	844
					2,044
Short Contracts
Euro-Bobl	(1,359)	12/08/2022	EUR	(170,323)	2,934
Euro-Bund	(959)	12/08/2022	EUR	(141,397)	(3,262)
Euro-Buxl	(39)	12/08/2022	EUR	(6,454)	(335)
Euro-Schatz	(787)	12/08/2022	EUR	(87,542)	810
Japan 10 Year Bond	(203)	12/13/2022	JPY	(218,965)	(218)
U.S. Treasury 10 Year Note	(7)	03/22/2023	USD	(797)	(6)
U.S. Treasury 10 Year Ultra Note	(1,611)	03/22/2023	USD	(193,647)	(1,036)
U.S. Treasury Long Bond	(280)	03/22/2023	USD	(35,744)	(63)
U.S. Treasury 2 Year Note	(188)	03/31/2023	USD	(38,644)	(138)
U.S. Treasury 5 Year Note	(1,412)	03/31/2023	USD	(153,621)	(1,051)
					(2,365)
					(321)

Abbreviations
EUR	Euro
JPY	Japanese Yen
USD	United States Dollar

JPMorgan Global Bond Opportunities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
Forward foreign currency exchange contracts outstanding as of November 30, 2022 (amounts in thousands):

CURRENCY PURCHASED		CURRENCY SOLD		COUNTERPARTY	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION) ($)
EUR	338,620	USD	351,351	HSBC Bank, NA	12/5/2022	1,088
EUR	503	USD	518	Morgan Stanley	12/5/2022	6
EUR	828	USD	854	Standard Chartered Bank	12/5/2022	7
EUR	877	USD	865	State Street Corp.	12/5/2022	47
GBP	18,092	USD	21,718	Merrill Lynch International	12/5/2022	89
AUD	10,988	USD	7,391	Merrill Lynch International	12/28/2022	76
AUD	34,761	USD	23,283	Standard Chartered Bank	12/28/2022	340
BRL	24,725	USD	4,631	BNP Paribas**	12/28/2022	110
BRL	19,238	USD	3,594	Citibank, NA**	12/28/2022	94
CAD	250	USD	185	Royal Bank of Canada	12/28/2022	1
CLP	6,684,113	USD	7,147	Citibank, NA**	12/28/2022	326
CNY	104,332	USD	14,534	BNP Paribas**	12/28/2022	323
CZK	373,790	USD	15,799	BNP Paribas	12/28/2022	160
EUR	7,043	MXN	140,343	Goldman Sachs International	12/28/2022	107
EUR	500	USD	519	Merrill Lynch International	12/28/2022	2
EUR	646	USD	673	Royal Bank of Canada	12/28/2022	—(a)
EUR	500	USD	503	State Street Corp.	12/28/2022	19
IDR	227,195,364	USD	14,476	Citibank, NA**	12/28/2022	40
ILS	24,989	USD	7,232	Citibank, NA	12/28/2022	102
INR	594,330	USD	7,243	Citibank, NA**	12/28/2022	58
JPY	69,375	USD	476	BNP Paribas	12/28/2022	28
KRW	30,733,620	USD	23,244	Goldman Sachs International**	12/28/2022	321
MXN	143,808	EUR	7,055	Goldman Sachs International	12/28/2022	59
PHP	97,388	USD	1,705	BNP Paribas**	12/28/2022	22
PHP	835,068	USD	14,548	Goldman Sachs International**	12/28/2022	256
SGD	10,041	USD	7,339	Citibank, NA	12/28/2022	41
SGD	20,737	USD	15,073	Goldman Sachs International	12/28/2022	168
THB	575,440	USD	16,132	Goldman Sachs International	12/28/2022	235
USD	92,623	CAD	123,089	BNP Paribas	12/28/2022	1,072
USD	838	EUR	800	State Street Corp.	12/28/2022	3
USD	7,277	ZAR	124,232	Goldman Sachs International	12/28/2022	105
ZAR	124,584	USD	7,183	Goldman Sachs International	12/28/2022	10
EUR	1,379	USD	1,434	HSBC Bank, NA	1/4/2023	5
USD	4,573	EUR	4,381	Citibank, NA	1/4/2023	1
PLN	33,455	EUR	7,043	Barclays Bank plc	1/30/2023	9
Total unrealized appreciation						5,330
USD	333,769	EUR	335,520	BNP Paribas	12/5/2022	(15,443)
USD	5,494	EUR	5,307	HSBC Bank, NA	12/5/2022	(30)
USD	20,918	GBP	18,092	HSBC Bank, NA	12/5/2022	(889)
CAD	57,704	USD	43,587	Citibank, NA	12/28/2022	(668)
EUR	1,000	USD	1,043	Citibank, NA	12/28/2022	—(a)
INR	588,676	USD	7,235	Goldman Sachs International**	12/28/2022	(4)
USD	30,567	AUD	45,635	BNP Paribas	12/28/2022	(446)
USD	7,332	AUD	10,904	Merrill Lynch International	12/28/2022	(78)
USD	7,205	BRL	38,248	BNP Paribas**	12/28/2022	(129)
USD	3,402	BRL	18,109	Citibank, NA**	12/28/2022	(70)
USD	38,687	BRL	206,318	Goldman Sachs International**	12/28/2022	(870)
USD	7,404	CLP	6,640,110	Citibank, NA**	12/28/2022	(20)
USD	7,391	CNY	52,291	BNP Paribas**	12/28/2022	(56)
USD	57,728	CNY	406,404	Citibank, NA**	12/28/2022	(146)
USD	98,720	EUR	95,593	Citibank, NA	12/28/2022	(994)
USD	1,034	EUR	1,000	State Street Corp.	12/28/2022	(9)
USD	7,413	ILS	25,396	BNP Paribas	12/28/2022	(40)
USD	14,935	INR	1,216,128	BNP Paribas**	12/28/2022	(5)
USD	14,454	INR	1,184,462	Citibank, NA**	12/28/2022	(97)
USD	1,754	JPY	244,699	TD Bank Financial Group	12/28/2022	(25)
USD	7,137	KRW	9,644,950	Barclays Bank plc**	12/28/2022	(258)

JPMorgan Global Bond Opportunities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
CURRENCY PURCHASED		CURRENCY SOLD		COUNTERPARTY	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION) ($)
USD	48,270	MXN	946,898	Goldman Sachs International	12/28/2022	(577)
USD	3,665	MXN	71,306	HSBC Bank, NA	12/28/2022	(14)
USD	16,340	PHP	933,418	BNP Paribas**	12/28/2022	(208)
USD	7,309	PHP	417,554	Standard Chartered Bank**	12/28/2022	(94)
USD	7,238	SGD	9,973	Citibank, NA	12/28/2022	(92)
USD	7,332	SGD	10,077	TD Bank Financial Group	12/28/2022	(73)
USD	12,855	ZAR	223,215	BNP Paribas	12/28/2022	(31)
USD	19,840	ZAR	344,802	Citibank, NA	12/28/2022	(65)
USD	3,326	ZAR	57,934	HSBC Bank, NA	12/28/2022	(18)
USD	352,315	EUR	338,620	HSBC Bank, NA	1/4/2023	(1,125)
USD	21,744	GBP	18,092	Merrill Lynch International	1/4/2023	(90)
Total unrealized depreciation						(22,664)
Net unrealized depreciation						(17,334)

Abbreviations
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CLP	Chile Peso
CNY	China Yuan
CZK	Czech Republic Koruna
EUR	Euro
GBP	British Pound
IDR	Indonesian Rupiah
ILS	Israeli Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	Korean Republic Won
MXN	Mexican Peso
PHP	Philippines Peso
PLN	Polish Zloty
SGD	Singapore Dollar
THB	Thai Baht
USD	United States Dollar
ZAR	South African Rand

(a)	Amount rounds to less than 0.1%.
**	Non-deliverable forward.
Centrally Cleared Credit default swap contracts outstanding - buy protection(*) as of November 30, 2022 (amounts in thousands):

REFERENCE OBLIGATION/INDEX	FINANCING RATE PAID BY THE FUND (%)	PAYMENT FREQUENCY	MATURITY DATE	IMPLIED CREDIT SPREAD (%)(a)	NOTIONAL AMOUNT(b)	UPFRONT PAYMENTS (RECEIPTS) ($)(c)	UNREALIZED APPRECIATION (DEPRECIATION) ($)	VALUE ($)
CDX.NA.EM.38-V1	1.00	Quarterly	12/20/2027	2.41	USD 48,000	3,835	(1,340)	2,495
CDX.NA.HY.39-V1	5.00	Quarterly	12/20/2027	4.79	USD 30,000	489	(1,352)	(863)
CDX.NA.HY.39-V1	5.00	Quarterly	12/20/2027	4.79	USD 190,260	8,530	(14,001)	(5,471)
						9,019	(15,353)	(6,334)
						12,854	(16,693)	(3,839)

(*)
The Fund, as a buyer of credit protection, is generally obligated to make periodic payments and may also pay or receive an upfront premium to or from the protection seller, in exchange for the right to receive a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of individual swap contracts.

JPMorgan Global Bond Opportunities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
(a)
Implied credit spreads are an indication of the seller's performance risk, related to the likelihood of a credit event occurring that would require a seller to make payment to a buyer. Implied credit spreads are used to determine the value of swap contracts and reflect the cost of buying/selling protection, which may include upfront payments made to enter into the contract. Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform (i.e. make payment) under the swap contract.Increasing values, in absolute terms and relative to notional amounts, are also indicative of greater performance risk. Implied credit spreads for credit default swaps on credit indices are linked to the weighted average spread across the underlying reference obligations included in a particular index.

(b)	The notional amount is the maximum amount that a seller of credit protection would be obligated to pay and a buyer of credit protection would receive, upon occurrence of a credit event.
(c)
Upfront payments and receipts generally represent premiums paid or received at the initiation of the agreement to compensate the differences between the stated terms of the swap agreement and current market conditions (credit spreads, interest rates and other relevant factors).

Abbreviations
CDX	Credit Default Swap Index
USD	United States Dollar
Centrally Cleared interest rate swap contracts outstanding as of November 30, 2022 (amounts in thousands):

FLOATING RATE INDEX (a)	FIXED RATE	PAY/RECIEVE FLOATING RATE	MATURITY DATE	NOTIONAL AMOUNT	UPFRONT PAYMENTS (RECEIPTS)($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)($)
6 month EURIBOR semi-annually	3.03 annually	Pay	12/21/2032	EUR 135,000	—	4,609
1 day CDI at maturity	11.91 at maturity	Pay	1/2/2025	BRL 259,038	—	(1,475)
1 day CDI at maturity	11.92 at maturity	Pay	1/2/2025	BRL 235,678	—	(960)
					—	(2,435)
						2,174

Abbreviations
BRL	Brazilian Real
CDI	Certificate of interbank deposits
EUR	Euro
EURIBOR	Euro Interbank Offered Rate

(a)	Value of floating rate index at November 30, 2022 was as follows:

FLOATING RATE INDEX	VALUE
1 day CDI	12.98%
6 Month EURIBOR	2.41

JPMorgan Global Bond Opportunities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
(Dollar values in thousands)
A. Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under SEC Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Fund on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of Investments held in the Fund. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
A market-based approach is primarily used to value the Fund's investments. Investments for which market quotations are not readily available are fair valued using prices supplied by approved affiliated and/or unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”), or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include the use of related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material.
Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values ("NAV") of the Fund is calculated on a valuation date. Certain foreign equity instruments are valued by applying international fair value factors provided by approved Pricing Services. The factors seek to adjust the local closing price for movements of local markets post-closing, but prior to the time the NAV is calculated.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.
Futures contracts are generally valued on the basis of available market quotations. Swaps and forward foreign currency exchange contracts are valued utilizing market quotations from approved Pricing Services.
See the table on “Quantitative Information about Level 3 Fair Value Measurements” for information on the valuation techniques and inputs used to value level 3 securities held by the Fund at November 30, 2022.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

JPMorgan Global Bond Opportunities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
(Dollar values in thousands)
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Asset-Backed Securities
Cayman Islands	$—	$9,862	$149	$10,011
United States	—	68,751	26,673	95,424
Total Asset-Backed Securities	—	78,613	26,822	105,435
Collateralized Mortgage Obligations
United Kingdom	—	440	—	440
United States	—	45,457	1,456	46,913
Total Collateralized Mortgage Obligations	—	45,897	1,456	47,353
Commercial Mortgage-Backed Securities
United States	—	75,481	38,639	114,120
Common Stocks
France	—	996	—	996
Luxembourg	—	—	901	901
United States	2,453	—	887	3,340
Total Common Stocks	2,453	996	1,788	5,237
Convertible Bonds	—	139,302	—	139,302
Convertible Preferred Stocks	—	—	2,185	2,185
Corporate Bonds	—	1,831,325	—(a)	1,831,325
Foreign Government Securities	—	436,478	—	436,478
Loan Assignments
Netherlands	—	549	—	549
United States	—	30,462	352	30,814
Total Loan Assignments	—	31,011	352	31,363
Preferred Stocks
United States	238	—	450	688
Rights
Luxembourg	—	—	—(a)	—(a)
United States	—	—	8	8
Total Rights	—	—	8	8
Supranational	—	11,575	—	11,575
U.S. Treasury Obligations	—	40,280	—	40,280
Warrants	—	—	1,906	1,906
Short-Term Investments
Investment Companies	46,473	—	—	46,473
Total Investments in Securities	$49,164	$2,690,958	$73,606	$2,813,728
Appreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$5,330	$—	$5,330

JPMorgan Global Bond Opportunities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
(Dollar values in thousands)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Futures Contracts	$5,801	$—	$—	$5,801
Swaps	—	4,609	—	4,609
Depreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	(22,664)	—	(22,664)
Futures Contracts	(6,122)	—	—	(6,122)
Swaps	—	(19,128)	—	(19,128)
Total Net Appreciation/ Depreciation in Other Financial Instruments	$(321)	$(31,853)	$—	$(32,174)

(a)	Amount rounds to less than one thousand.
The following is a summary of investments for which significant unobservable inputs (level 3) were used in determining fair value:
	Balance as of February 28, 2022	Realized gain (loss)	Change in net unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of November 30, 2022
Investments in Securities:
Asset-Backed Securities	$16,954	$—	$(1,366)	$35	$18,959	$(7,779)	$19	$—	$26,822
Collateralized Mortgage Obligations	1,876	—	25	—(a)	—	(1,092)	647	—	1,456
Commercial Mortgage-Backed Securities	40,320	(809)	(4,251)	52	—	(6,587)	10,290	(376)	38,639
Common Stocks	2,114	747	(1,361)	—	—	(963)	1,251	—	1,788
Convertible Preferred Stocks	2,214	47	(15)	—	—	(61)	—	—	2,185
Corporate Bonds	—(a)	—	—(a)	—(a)	37	(37)	—	—	—(a)
Loan Assignments	432	—(a)	(86)	7	7	(8)	—	—	352
Preferred Stocks	786	—	(336)	—	—	—	—	—	450
Rights	9	—	(1)(a)	—	—	—	—	—	8
Warrants	931	—	975	—	—	—	—	—	1,906
Total	$65,636	$(15)	$(6,416)	$94	$19,003	$(16,527)	$12,207	$(376)	$73,606

[1]	Purchases include all purchases of securities and securities received in corporate actions.
[2]	Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.

(a)	Amount rounds to less than one thousand.
The changes in net unrealized appreciation (depreciation) attributable to securities owned at November 30, 2022, which were valued using significant unobservable inputs (level 3) amounted to $(6,670).
There were no significant transfers into or out of level 3 for the period ended November 30, 2022.
The significant unobservable inputs used in the fair value measurement of the Fund's investments are listed below. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement. Significant increases (decreases) in enterprise multiples may increase (decrease) the fair value measurement. Significant increases (decreases) in the discount for lack of marketability, liquidity discount, probability of default, yield and default rate may

JPMorgan Global Bond Opportunities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
(Dollar values in thousands)
decrease (increase) the fair value measurement. A significant change in the discount rate or prepayment rate (Constant Prepayment Rate or PSA Prepayment Model) may decrease or increase the fair value measurement.
Quantitative Information about Level 3 Fair Value Measurements #
	Fair Value at November 30, 2022	Valuation Technique(s)	Unobservable Input	Range (Weighted Average) (a)
	$-(b)	Market Comparable Companies	EBITDA Multiple (c)	5.0x (5.0x)
			Liquidity Discount	30.00% (0.00%)

Common Stock	-(b)
	-(b)	Market Comparable Companies	EBITDA Multiple (c)	5.0x (5.0x)
			Liquidity Discount	30.00% (0.00%)
Preferred Stock	-(b)
	26,821	Discounted Cash Flow	Constant Prepayment Rate	0.00% - 30.00% (13.87%)
			Constant Default Rate	0.00% - 4.20% (0.13%)
			Yield (Discount Rate of Cash Flows)	5.99% - 11.27% (8.68%)
Asset-Backed Securities	26,821
	352	Discounted Cash Flow	Constant Prepayment Rate	6.65% - 10.00% (9.03%)
			Constant Default Rate	0.00% - 1.42% (0.41%)
			Yield (Discount Rate of Cash Flows)	7.10% - 10.38% (8.04%)
Collateralized Mortgage Obligations	352
	16,204	Discounted Cash Flow	Yield (Discount Rate of Cash Flows)	6.84% - 192.21% (17.33%)

Commercial Mortgage- Backed Securities	16,204
	5	Terms of Restructuring	Expected Recovery	10.90% (10.90%)

Loan Assignments	5
Total	$43,382

#
The table above does not include certain level 3 investments that are valued by brokers and Pricing Services. At November 30, 2022, the value of these investments was $30,224. The inputs for these investments are not readily available or cannot be reasonably estimated and are generally those inputs described in Note A.

(a)	Unobservable inputs were weighted by the relative fair value of the instruments.
(b)	Amount rounds to less than one thousand.
(c)	Represents amounts used when the reporting entity has determined that market participants would take into account such multiples when pricing the investments.
B. Investment Transactions with Affiliates — The Fund invested in an Underlying Fund, which is advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuer listed in the table below to be an

JPMorgan Global Bond Opportunities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
(Dollar values in thousands)
affiliated issuer. The Underlying Fund's distributions may be reinvested into such Underlying Fund. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended November 30, 2022
Security Description	Value at February 28, 2022	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at November 30, 2022	Shares at November 30, 2022	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class Institutional Shares, 3.94% (a) (b)	$257,739	$1,275,737	$1,486,968	$(54)	$19	$46,473	46,459	$1,803	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of November 30, 2022.
C. Derivatives — The Fund used derivative instruments including options, futures contracts, forward foreign currency exchange contracts and swaps, in connection with its investment strategy. Derivative instruments may be used as substitutes for securities in which the Fund can invest, to hedge portfolio investments or to generate income or gain to the Fund. Derivatives may also be used to manage duration, sector and yield curve exposures and credit and spread volatility.
The Fund may be subject to various risks from the use of derivatives, including the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to derivatives counterparties’ failure to perform under contract terms; liquidity risk related to the potential lack of a liquid market for these contracts allowing a Fund to close out its position(s); and documentation risk relating to disagreement over contract terms. Investing in certain derivatives also results in a form of leverage and as such, the Fund's risk of loss associated with these instruments may exceed their value.
The Fund is party to various derivative contracts governed by International Swaps and Derivatives Association master agreements (“ISDA agreements”). The Fund's ISDA agreements, which are separately negotiated with each dealer counterparty, may contain provisions allowing, absent other considerations, a counterparty to exercise rights, to the extent not otherwise waived, against the Fund in the event the Fund's net assets decline over time by a pre-determined percentage or fall below a pre-determined floor. The ISDA agreements may also contain provisions allowing, absent other conditions, the Fund to exercise rights, to the extent not otherwise waived, against a counterparty (e.g., decline in a counterparty’s credit rating below a specified level). Such rights for both a counterparty and the Fund often include the ability to terminate (i.e., close out) open contracts at prices which may favor a counterparty, which could have an adverse effect on the Fund. The ISDA agreements give the Fund and a counterparty the right, upon an event of default, to close out all transactions traded under such agreements and to net amounts owed or due across all transactions and offset such net payable or receivable against collateral posted to a segregated account by one party for the benefit of the other.
Counterparty credit risk may be mitigated to the extent a counterparty posts additional collateral for mark to market gains to the Fund.
Notes (1) — (3) below describe the various derivatives used by the Fund.
(1). Futures Contracts — The Fund used currency, index, interest rate, treasury or other financial futures contracts to manage and hedge interest rate risk associated with portfolio investments and to gain or reduce exposure to positive and negative price fluctuation or a particular countries or regions. The Fund also used futures contracts to lengthen or shorten the duration of the overall investment portfolio. The Fund used commodity futures contracts to obtain long and short exposure to the underlying commodities markets. The purchase of futures contracts will tend to increase the Fund's exposure to positive and negative price fluctuations in the underlying instrument. The sales of futures contracts will tend to offset both positive and negative market price changes.
Futures contracts provide for the delayed delivery of the underlying instrument at a fixed price or are settled for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount, which is referred to as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Fund periodically and are based on changes in the market value of open futures contracts. Changes in the market value of open futures contracts are recorded as change in net unrealized appreciation/depreciation on futures contracts. Securities deposited as initial margin are designated on the Schedule of Investments, while cash deposited is considered restricted.
The Fund may be exposed to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying instrument. Use of long futures contracts subject the Fund to risk of loss up to the notional amount of the futures contracts. Use of short futures contracts subjects the Fund to unlimited risk of loss. The Fund may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Fund's credit risk is limited to failure of the

JPMorgan Global Bond Opportunities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
(Dollar values in thousands)
exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of positions.
The Fund's futures contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty and net amounts owed or due across transactions).
Futures contracts provide for the delayed delivery of the underlying instrument at a fixed price or are settled for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. Upon entering into a futures contract, the Funds are required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount, which is referred to as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Funds periodically and are based on changes in the market value of open futures contracts. Changes in the market value of open futures contracts are recorded as Change in net unrealized appreciation/depreciation on futures contracts on the Statements of Operations. Realized gains or losses, representing the difference between the value of the contract at the time it was opened and the value at the time it was closed, are reported on the Statements of Operations at the closing or expiration of the futures contract. Securities deposited as initial margin are designated on the SOIs, while cash deposited, which is considered restricted, is recorded on the Statements of Assets and Liabilities. A receivable from and/or a payable to brokers for the daily variation margin is also recorded on the Statements of Assets and Liabilities.
The use of futures contracts exposes the Funds to . The Funds may be subject to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying instrument. Use of long futures contracts subjects the Funds to risk of loss in excess of the amounts shown on the Statements of Assets and Liabilities, up to the notional amount of the futures contracts. Use of short futures contracts subjects the Funds to unlimited risk of loss. The Funds may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Funds' credit risk is limited to failure of the exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of positions.
The Funds' futures contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty and net amounts owed or due across transactions).
(2). Forward Foreign Currency Exchange Contracts— The Fund is exposed to foreign currency risks associated with some or all of the portfolio investments and used forward foreign currency exchange contracts to hedge or manage certain of these exposures as part of an investment strategy. The Fund also bought forward foreign currency exchange contracts to gain exposure to currencies. Forward foreign currency exchange contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in U.S. dollars without the delivery of the foreign currency.
The values of the forward foreign currency exchange contracts are adjusted daily based on the applicable exchange rate of the underlying currency. Changes in the value of these contracts are recorded as unrealized appreciation or depreciation until the contract settlement date. When the forward foreign currency exchange contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time the contract was opened and the value at the time it was closed. The Fund also records a realized gain or loss, upon settlement, when a forward foreign currency exchange contract offsets another forward foreign currency exchange contract with the same counterparty.
The Fund's forward foreign currency exchange contracts are subject to master netting arrangements (the right to close out all transactions with a counterparty and net amounts owed or due across transactions).
The Fund may be required to post or receive collateral for non-deliverable forward foreign currency exchange contracts.
(3). Swaps — The Fund engaged in various swap transactions to manage credit, interest rate (e.g., duration, yield curve), currency, inflation and total return risks within its portfolio. The Fund also used swaps as alternatives to direct investments. Swap transactions are contracts negotiated over-the-counter (“OTC swaps”) between the Fund and a counterparty or are centrally cleared (“centrally cleared swaps”) through a central clearinghouse managed by a Futures Commission Merchant (“FCM”) that exchange investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals.
Upfront payments made and/or received by the Fund are recorded as assets or liabilities, respectively, and amortized over the term of the swap. The value of an OTC swap agreement is recorded at the beginning of the measurement period. Upon entering into a centrally cleared swap, the Fund is required to deposit with the FCM cash or securities, which is referred to as initial margin deposit. Securities deposited as initial margin are designated on the Schedule of Investments, while cash deposited is considered restricted. The change in the value of swaps, including accruals of periodic amounts of interest to be paid or received on swaps, is reported as change in net unrealized appreciation/depreciation on swaps. A realized gain or loss is recorded upon payment or receipt of a periodic payment or payment made upon termination of a swap agreement.

JPMorgan Global Bond Opportunities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
(Dollar values in thousands)
The Fund may be required to post or receive collateral based on the net value of the Fund's outstanding OTC swap contracts with the counterparty in the form of cash or securities. Daily movement of cash collateral is subject to minimum threshold amounts. Collateral posted by the Fund is held in a segregated account at the Fund's custodian bank.
The central clearinghouse acts as the counterparty to each centrally cleared swap transaction; therefore credit risk is limited to the failure of the clearinghouse.
The Fund's swap contracts (excluding centrally cleared swaps) are subject to master netting arrangements.
Credit Default Swaps
The Fund entered into credit default swaps to simulate long and/or short bond positions or to take an active long and/or short position with respect to the likelihood of a default or credit event by the issuer of the underlying reference obligation.
The underlying reference obligation may be a single issuer of corporate or sovereign debt, a basket of issuers or a credit index. A credit index is a list of credit instruments or exposures that reference a fixed number of obligors with shared characteristics that represents some part of the credit market as a whole. Index credit default swaps have standardized terms including a fixed spread and standard maturity dates. The composition of the obligations within a particular index changes periodically.
Credit default swaps involve one party, the protection buyer, making a stream of payments to another party, the protection seller, in exchange for the right to receive a contingent payment if there is a credit event related to the underlying reference obligation. In the event that the reference obligation matures prior to the termination date of the contract, a similar security will be substituted for the duration of the contract term. Credit events are defined under individual swap agreements and generally include bankruptcy, failure to pay, restructuring, repudiation/moratorium, obligation acceleration and obligation default.
If a credit event occurs, the Fund, as a protection seller, would be obligated to make a payment, which may be either: (i) a net cash settlement equal to the notional amount of the swap less the auction value of the reference obligation or (ii) the notional amount of the swap in exchange for the delivery of the reference obligation. Selling protection effectively adds leverage to the Fund's portfolio up to the notional amount of swap agreements. The notional amount represents the maximum potential liability under a contract. Potential liabilities under these contracts may be reduced by: the auction rates of the underlying reference obligations; upfront payments received at the inception of a swap; and net amounts received from credit default swaps purchased with the identical reference obligation.
Interest Rate Swaps
The Fund entered into interest rate swap contracts to manage fund exposure to interest rates or to either preserve or generate a return on a particular investment or portion of its portfolio. These are agreements between counterparties to exchange periodic interest payments based on interest rates. One cash flow stream will typically be a floating rate payment based upon a specified interest rate while the other is typically based on a fixed interest rate.